UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management
Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Matthew Litfin

Columbia Acorn Trust

71 S Wacker Dr.

Suite 2500

Chicago, IL 60606, USA

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 800

Washington, DC 20005

(Name and address of agent for service)

Registrant's telephone number, including area code:    (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2020
Columbia
Acorn® Fund
Columbia
Acorn International®
Columbia
Acorn USA®
Columbia
Acorn International SelectSM
Columbia
Acorn SelectSM
Columbia
Thermostat FundSM
Columbia
Acorn Emerging Markets FundSM
Columbia
Acorn European FundSM

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds, including the Columbia Acorn Funds, held in your account if you invest through a financial intermediary or all Columbia Funds, including the Columbia Acorn Funds, held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Acorn Family of Funds   |  Semiannual Report 2020

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2015
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2016
Richard Watson, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	0.93	5.33	8.88	12.00	13.67
	Including sales charges		-4.84	-0.69	7.60	11.34	13.53
Advisor Class		11/08/12	1.03	5.57	9.12	12.28	14.02
Class C	Excluding sales charges	10/16/00	0.69	4.57	8.09	11.18	12.81
	Including sales charges		-0.14	3.88	8.09	11.18	12.81
Institutional Class		06/10/70	1.01	5.52	9.15	12.30	14.03
Institutional 2 Class		11/08/12	1.01	5.58	9.18	12.33	14.03
Institutional 3 Class		11/08/12	1.07	5.65	9.25	12.38	14.04
Russell 2500 Growth Index			2.02	9.21	9.57	14.45	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 0.86% for Institutional Class shares and 1.11% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	97.9
Money Market Funds	1.3
Securities Lending Collateral	0.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	2.7
Consumer Discretionary	13.0
Consumer Staples	1.2
Financials	5.5
Health Care	34.0
Industrials	15.1
Information Technology	23.9
Materials	1.6
Real Estate	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Louis J. Mendes, CFA*
Co-Portfolio Manager since 2003
Service with Fund since 2001
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
Hans F. Stege
Co-Portfolio Manager since July 2020
Service with Fund since 2017
*Louis Mendes has announced that, on August 28, 2020, he will retire from the Fund’s Investment Manager.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-9.12	-0.53	3.54	6.82	9.18
	Including sales charges		-14.35	-6.25	2.32	6.19	8.94
Advisor Class		11/08/12	-8.99	-0.26	3.78	7.10	9.55
Class C	Excluding sales charges	10/16/00	-9.46	-1.26	2.76	6.02	8.37
	Including sales charges		-10.32	-2.15	2.76	6.02	8.37
Institutional Class		09/23/92	-8.99	-0.26	3.80	7.13	9.57
Institutional 2 Class		08/02/11	-8.97	-0.20	3.85	7.17	9.57
Institutional 3 Class		11/08/12	-8.93	-0.15	3.91	7.21	9.59
Class R		08/02/11	-9.20	-0.76	3.25	6.50	8.89
MSCI ACWI ex USA SMID Cap Growth Index (Net)			-6.44	1.89	4.35	6.78	-
MSCI ACWI ex USA SMID Cap Index (Net)			-12.69	-5.13	2.41	5.72	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures a mid- and small-cap representation across 22 developed market countries and 26 emerging markets countries.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the United States) and 26 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	5

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	7.0
Consumer Discretionary	8.6
Consumer Staples	4.5
Energy	1.0
Financials	7.7
Health Care	12.1
Industrials	23.9
Information Technology	23.4
Materials	6.5
Real Estate	5.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Australia	5.5
Austria	0.5
Brazil	2.3
Cambodia	0.8
Canada	4.0
China	2.2
Cyprus	0.0(a)
Denmark	1.6
France	1.2
Germany	5.8
Hong Kong	1.3
Country breakdown (%) (at June 30, 2020)
India	1.4
Ireland	1.6
Israel	0.6
Italy	3.5
Japan	20.2
Malta	0.8
Mexico	0.5
Netherlands	3.8
New Zealand	1.2
Russian Federation	0.9
Singapore	0.9
South Africa	0.3
South Korea	2.1
Spain	2.2
Sweden	9.0
Switzerland	3.2
Taiwan	4.1
Thailand	0.8
United Kingdom	11.9
United States(b)	5.8
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

6	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn USA® (Unaudited)
Investment objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager since 2016
Service with Fund since 2015
Richard Watson, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-7.66	1.11	7.84	12.17	9.98
	Including sales charges		-12.95	-4.68	6.57	11.51	9.71
Advisor Class		11/08/12	-7.51	1.39	8.11	12.47	10.33
Class C	Excluding sales charges	10/16/00	-8.15	0.30	7.02	11.34	9.17
	Including sales charges		-8.99	-0.42	7.02	11.34	9.17
Institutional Class		09/04/96	-7.55	1.35	8.11	12.46	10.33
Institutional 2 Class		11/08/12	-7.57	1.38	8.20	12.53	10.36
Institutional 3 Class		11/08/12	-7.48	1.49	8.26	12.57	10.38
Russell 2000 Growth Index			-3.06	3.48	6.86	12.92	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 1.16% for Institutional Class shares and 1.41% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	7

Fund at a glance  (continued)
Columbia Acorn USA® (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	95.9
Limited Partnerships	0.5
Money Market Funds	2.1
Securities Lending Collateral	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Consumer Discretionary	16.4
Consumer Staples	5.1
Financials	8.3
Health Care	32.0
Industrials	15.6
Information Technology	18.0
Materials	1.3
Real Estate	3.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
8	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2001
Hans F. Stege
Co-Portfolio Manager since December 2019
Service with Fund since 2017
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	-6.29	1.43	7.29	8.07	8.15
	Including sales charges		-11.67	-4.39	6.03	7.43	7.86
Advisor Class		11/08/12	-6.18	1.67	7.57	8.37	8.48
Class C	Excluding sales charges	10/16/00	-6.61	0.66	6.48	7.25	7.33
	Including sales charges		-7.54	-0.27	6.48	7.25	7.33
Institutional Class		11/23/98	-6.17	1.68	7.56	8.38	8.49
Institutional 2 Class		11/08/12	-6.12	1.79	7.65	8.44	8.51
Institutional 3 Class		11/08/12	-6.12	1.80	7.71	8.47	8.53
MSCI ACWI ex USA Growth Index (Net)			-2.62	5.80	5.61	7.04	-
MSCI ACWI ex USA Index (Net)			-11.00	-4.80	2.26	4.97	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 1.03% for Institutional Class shares and 1.28% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI ex USA Growth Index (Net) captures a large- and mid-cap representation across 22 developed market countries and 26 emerging market countries.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 26 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	9

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	12.6
Consumer Discretionary	10.5
Financials	6.1
Health Care	17.0
Industrials	19.2
Information Technology	30.3
Materials	4.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Australia	2.5
Brazil	2.0
Canada	4.3
China	13.0
Denmark	2.5
Country breakdown (%) (at June 30, 2020)
Germany	5.0
Italy	4.0
Japan	18.8
Netherlands	5.6
New Zealand	2.5
South Korea	4.2
Sweden	12.9
Switzerland	7.0
Taiwan	2.3
United Kingdom	12.9
United States(a)	0.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

10	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn SelectSM (Unaudited)
Investment objective
Columbia Acorn SelectSM (the Fund) seeks long-term capital appreciation.
Effective July 10, 2020, the Fund was merged with and into Columbia Acorn® Fund.
Portfolio management
David L. Frank, CFA
Co-Portfolio Manager or Portfolio Manager since 2015
Service with Fund since 2002
John L. Emerson, CFA
Co-Portfolio Manager since 2019
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	10/16/00	0.38	10.94	8.27	10.46	9.60
	Including sales charges		-5.39	4.53	7.00	9.81	9.30
Advisor Class		11/08/12	0.50	11.16	8.53	10.73	9.92
Class C	Excluding sales charges	10/16/00	-0.01	10.15	7.46	9.63	8.78
	Including sales charges		-0.96	9.25	7.46	9.63	8.78
Institutional Class		11/23/98	0.46	11.10	8.54	10.75	9.93
Institutional 2 Class		11/08/12	0.51	11.23	8.60	10.79	9.95
Institutional 3 Class		11/08/12	0.55	11.29	8.67	10.84	9.97
Russell 2500 Growth Index			2.02	9.21	9.57	14.45	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 0.92% for Institutional Class shares and 1.17% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	11

Fund at a glance  (continued)
Columbia Acorn SelectSM (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	97.3
Money Market Funds	2.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	3.2
Consumer Discretionary	11.6
Consumer Staples	1.1
Financials	9.1
Health Care	28.0
Industrials	14.5
Information Technology	29.1
Real Estate	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
12	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager since 2018
Service with Fund since 2018
Joshua Kutin, CFA
Co-Portfolio Manager since 2018
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life of Fund
Class A	Excluding sales charges	03/03/03	15.02	20.72	7.51	9.00	7.50
	Including sales charges		8.43	13.77	6.24	8.36	7.14
Advisor Class		11/08/12	15.17	20.98	7.78	9.27	7.77
Class C	Excluding sales charges	03/03/03	14.59	19.77	6.70	8.18	6.70
	Including sales charges		13.59	18.77	6.70	8.18	6.70
Institutional Class		09/25/02	15.20	21.04	7.78	9.27	7.77
Institutional 2 Class		11/08/12	15.22	21.08	7.82	9.30	7.79
Institutional 3 Class		11/08/12	15.25	21.09	7.86	9.33	7.81
Blended Benchmark			1.92	8.72	7.78	9.06	-
S&P 500® Index			-3.08	7.51	10.73	13.99	-
Bloomberg Barclays U.S. Aggregate Bond Index			6.14	8.74	4.30	3.82	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 0.64% for Institutional Class shares and 0.89% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 1, 2018 reflects returns achieved following a principal investment strategy pursuant to which day-to-day investment decisions for the Fund were made according to only one potential form of predetermined asset allocation table. Effective May 1, 2018, the Fund follows a principal investment strategy that calls for the Investment Manager, on at least an annual basis, to determine whether the Fund’s assets should be allocated according to one of two different forms of allocation table based on the Investment Manager’s assessment of the equity market. Through April 2020, the asset allocation table in place reflected the Investment Manager’s determination that the equity market was “expensive”. During the most recent annual review, the Fund’s portfolio managers determined the market to be “normal” and therefore, on May 1, 2020, the Fund switched to the "normal" equity market table with a 50% equity floor.
The Blended Benchmark, established by the Fund’s investment manager, is an equally weighted custom composite of Columbia Thermostat Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
Columbia Acorn Family of Funds | Semiannual Report 2020	13

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Portfolio breakdown (%) (at June 30, 2020)
Equity Funds	45.1
Exchange-Traded Equity Funds	5.0
Exchange-Traded Fixed Income Funds	4.9
Fixed Income Funds	44.5
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
14	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn Emerging Markets FundSM (Unaudited)
Investment objective
Columbia Acorn Emerging Markets FundSM (the Fund) seeks long-term capital appreciation.
Effective July 10, 2020, the Fund was merged with and into Columbia Acorn International®.
Portfolio management
Satoshi Matsunaga, CFA
Portfolio Manager or Co-Portfolio Manager since 2015
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	Life of Fund
Class A	Excluding sales charges	08/19/11	-14.29	-6.80	-1.34	1.84
	Including sales charges		-19.21	-12.18	-2.50	1.16
Advisor Class		11/08/12	-14.18	-6.56	-1.07	2.14
Class C	Excluding sales charges	08/19/11	-14.61	-7.41	-2.06	1.10
	Including sales charges		-15.47	-8.34	-2.06	1.10
Institutional Class		08/19/11	-14.19	-6.59	-1.08	2.12
Institutional 2 Class		11/08/12	-14.08	-6.38	-0.96	2.21
Institutional 3 Class		06/13/13	-14.12	-6.44	-0.94	2.23
MSCI Emerging Markets SMID Cap Index (Net)			-13.38	-9.55	-0.59	0.38
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 1.30% for Institutional Class shares and 1.55% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets SMID Cap Index (Net) captures a mid- and small-cap representation across 26 emerging market countries. The index covers approximately 29% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	15

Fund at a glance  (continued)
Columbia Acorn Emerging Markets FundSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	2.8
Consumer Discretionary	16.9
Consumer Staples	7.7
Energy	4.6
Financials	16.3
Health Care	5.8
Industrials	16.5
Information Technology	24.9
Real Estate	4.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Cambodia	4.2
Canada	4.2
China	20.5
Cyprus	1.9
Hong Kong	9.6
Indonesia	0.8
Mexico	7.2
Russian Federation	1.7
South Korea	9.6
Taiwan	22.8
Thailand	8.5
United States(a)	9.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
16	Columbia Acorn Family of Funds | Semiannual Report 2020

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2011
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2020 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2020)
		Inception	6 Months cumulative	1 Year	5 Years	Life of Fund
Class A	Excluding sales charges	08/19/11	-6.50	5.33	7.58	9.62
	Including sales charges		-11.87	-0.73	6.31	8.89
Advisor Class		06/25/14	-6.41	5.56	7.86	9.91
Class C	Excluding sales charges	08/19/11	-6.88	4.49	6.78	8.81
	Including sales charges		-7.81	3.49	6.78	8.81
Institutional Class		08/19/11	-6.44	5.53	7.84	9.90
Institutional 2 Class		11/08/12	-6.37	5.62	7.91	9.93
Institutional 3 Class		03/01/17	-6.38	5.65	7.90	9.93
MSCI AC Europe Small Cap Index (Net)			-15.42	-5.43	3.05	7.95
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2020 prospectus (as supplemented), the Fund’s annual operating expense ratio is 1.20% for Institutional Class shares and 1.45% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 21 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally. Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic.
Columbia Acorn Family of Funds | Semiannual Report 2020	17

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	4.2
Consumer Discretionary	4.2
Consumer Staples	1.6
Financials	6.7
Health Care	16.5
Industrials	36.6
Information Technology	23.2
Materials	4.7
Real Estate	2.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Denmark	4.3
France	4.1
Germany	12.0
Ireland	2.0
Italy	7.7
Malta	1.3
Netherlands	4.6
Spain	2.8
Sweden	23.1
Switzerland	9.4
Ukraine	0.5
United Kingdom	24.6
United States(a)	3.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
18	Columbia Acorn Family of Funds | Semiannual Report 2020

2020 Mid-Year Distributions
The following table details the mid-year distributions for the Columbia Acorn Funds. The information is provided on a per share basis for each share class of the Funds.
Fund	Ordinary income	Short-term capital gain	Long-term capital gain	Record date	Ex-dividend date	Payable date
Columbia Acorn® Fund
Class A	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Advisor Class	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Class C	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Institutional Class	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	None	None	0.70274	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn International®
Class A	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Advisor Class	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Class C	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Institutional Class	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Class R	0.19891	None	1.36216	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn USA®
Class A	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Advisor Class	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Class C	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Institutional Class	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	None	None	0.33065	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn International SelectSM
Class A	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Advisor Class	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Class C	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional Class	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	0.09198	None	None	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn SelectSM
Class A	0.02174	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Advisor Class	0.05462	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Class C	0.00000	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Institutional Class	0.05462	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Institutional 2 Class	0.06383	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Institutional 3 Class	0.07040	None	0.30882	4/20/2020	4/21/2020	4/21/2020
Columbia Thermostat FundSM
Class A	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Advisor Class	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Class C	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Institutional Class	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	0.01036	0.09863	0.09479	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn Family of Funds | Semiannual Report 2020	19

2020 Mid-Year Distributions  (continued)
Fund	Ordinary income	Short-term capital gain	Long-term capital gain	Record date	Ex-dividend date	Payable date
Columbia Acorn Emerging Markets FundSM
Class A	None	None	None	6/9/2020	6/10/2020	6/10/2020
Advisor Class	None	None	None	6/9/2020	6/10/2020	6/10/2020
Class C	None	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional Class	None	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	None	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	None	None	None	6/9/2020	6/10/2020	6/10/2020
Columbia Acorn European FundSM
Class A	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
Advisor Class	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
Class C	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional Class	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 2 Class	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
Institutional 3 Class	0.12517	None	None	6/9/2020	6/10/2020	6/10/2020
20	Columbia Acorn Family of Funds | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,009.30	1,019.34	5.55	5.57	1.11
Advisor Class	1,000.00	1,000.00	1,010.30	1,020.59	4.30	4.32	0.86
Class C	1,000.00	1,000.00	1,006.90	1,015.61	9.28	9.32	1.86
Institutional Class	1,000.00	1,000.00	1,010.10	1,020.59	4.30	4.32	0.86
Institutional 2 Class	1,000.00	1,000.00	1,010.10	1,020.79	4.10	4.12	0.82
Institutional 3 Class	1,000.00	1,000.00	1,010.70	1,020.98	3.90	3.92	0.78
Columbia Acorn Family of Funds | Semiannual Report 2020	21

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	908.80	1,018.70	5.88	6.22	1.24
Advisor Class	1,000.00	1,000.00	910.10	1,019.94	4.70	4.97	0.99
Class C	1,000.00	1,000.00	905.40	1,014.97	9.43	9.97	1.99
Institutional Class	1,000.00	1,000.00	910.10	1,019.94	4.70	4.97	0.99
Institutional 2 Class	1,000.00	1,000.00	910.30	1,020.29	4.37	4.62	0.92
Institutional 3 Class	1,000.00	1,000.00	910.70	1,020.49	4.18	4.42	0.88
Class R	1,000.00	1,000.00	908.00	1,017.45	7.07	7.47	1.49
Columbia Acorn USA®
Class A	1,000.00	1,000.00	923.40	1,017.85	6.74	7.07	1.41
Advisor Class	1,000.00	1,000.00	924.90	1,019.10	5.55	5.82	1.16
Class C	1,000.00	1,000.00	918.50	1,014.12	10.30	10.82	2.16
Institutional Class	1,000.00	1,000.00	924.50	1,019.10	5.55	5.82	1.16
Institutional 2 Class	1,000.00	1,000.00	924.30	1,019.49	5.17	5.42	1.08
Institutional 3 Class	1,000.00	1,000.00	925.20	1,019.69	4.98	5.22	1.04
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	937.10	1,018.45	6.21	6.47	1.29
Advisor Class	1,000.00	1,000.00	938.20	1,019.69	5.01	5.22	1.04
Class C	1,000.00	1,000.00	933.90	1,014.72	9.81	10.22	2.04
Institutional Class	1,000.00	1,000.00	938.30	1,019.69	5.01	5.22	1.04
Institutional 2 Class	1,000.00	1,000.00	938.80	1,020.09	4.63	4.82	0.96
Institutional 3 Class	1,000.00	1,000.00	938.80	1,020.34	4.39	4.57	0.91
Columbia Acorn SelectSM
Class A	1,000.00	1,000.00	1,003.80	1,018.90	5.98	6.02	1.20
Advisor Class	1,000.00	1,000.00	1,005.00	1,020.19	4.69	4.72	0.94
Class C	1,000.00	1,000.00	999.90	1,015.22	9.65	9.72	1.94
Institutional Class	1,000.00	1,000.00	1,004.60	1,020.14	4.73	4.77	0.95
Institutional 2 Class	1,000.00	1,000.00	1,005.10	1,020.54	4.34	4.37	0.87
Institutional 3 Class	1,000.00	1,000.00	1,005.50	1,020.89	3.99	4.02	0.80
Columbia Acorn Emerging Markets FundSM
Class A	1,000.00	1,000.00	857.10	1,017.16	7.16	7.77	1.55
Advisor Class	1,000.00	1,000.00	858.20	1,018.40	6.01	6.52	1.30
Class C	1,000.00	1,000.00	853.90	1,013.43	10.60	11.51	2.30
Institutional Class	1,000.00	1,000.00	858.10	1,018.40	6.01	6.52	1.30
Institutional 2 Class	1,000.00	1,000.00	859.20	1,018.75	5.69	6.17	1.23
Institutional 3 Class	1,000.00	1,000.00	858.80	1,018.95	5.50	5.97	1.19
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	935.00	1,017.65	6.98	7.27	1.45
Advisor Class	1,000.00	1,000.00	935.90	1,018.90	5.78	6.02	1.20
Class C	1,000.00	1,000.00	931.20	1,013.92	10.56	11.02	2.20
Institutional Class	1,000.00	1,000.00	935.60	1,018.90	5.78	6.02	1.20
Institutional 2 Class	1,000.00	1,000.00	936.30	1,019.19	5.49	5.72	1.14
Institutional 3 Class	1,000.00	1,000.00	936.20	1,019.44	5.25	5.47	1.09
22	Columbia Acorn Family of Funds | Semiannual Report 2020

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Fund of Funds—Columbia Thermostat Fund
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,150.20	1,022.38	2.67	2.51	0.50	4.81	4.53	0.90
Advisor Class	1,000.00	1,000.00	1,151.70	1,023.62	1.34	1.26	0.25	3.48	3.27	0.65
Class C	1,000.00	1,000.00	1,145.90	1,018.65	6.67	6.27	1.25	8.80	8.28	1.65
Institutional Class	1,000.00	1,000.00	1,152.00	1,023.62	1.34	1.26	0.25	3.48	3.27	0.65
Institutional 2 Class	1,000.00	1,000.00	1,152.20	1,023.82	1.12	1.06	0.21	3.26	3.07	0.61
Institutional 3 Class	1,000.00	1,000.00	1,152.50	1,024.02	0.91	0.86	0.17	3.05	2.87	0.57
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Except with respect to Columbia Thermostat Fund, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
In the case of Columbia Thermostat Fund, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
Columbia Acorn Family of Funds | Semiannual Report 2020	23

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 2.6%
Take-Two Interactive Software, Inc.(a)	382,000	53,315,740
Zynga, Inc., Class A(a)	5,049,000	48,167,460
Total		101,483,200
Total Communication Services		101,483,200
Consumer Discretionary 12.8%
Diversified Consumer Services 3.4%
Bright Horizons Family Solutions, Inc.(a)	399,432	46,813,430
Chegg, Inc.(a)	721,118	48,502,397
Grand Canyon Education, Inc.(a)	401,887	36,382,830
Total		131,698,657
Hotels, Restaurants & Leisure 2.5%
Chipotle Mexican Grill, Inc.(a)	21,807	22,948,814
DraftKings, Inc., Class A(a),(b)	571,000	18,991,460
Planet Fitness, Inc., Class A(a)	478,000	28,952,460
Wingstop, Inc.	181,904	25,279,199
Total		96,171,933
Household Durables 3.2%
Helen of Troy Ltd.(a)	207,197	39,069,066
NVR, Inc.(a)	14,600	47,577,750
Skyline Champion Corp.(a)	1,569,405	38,199,318
Total		124,846,134
Specialty Retail 3.3%
Five Below, Inc.(a)	336,614	35,987,403
Tractor Supply Co.	393,448	51,852,512
Williams-Sonoma, Inc.	475,000	38,954,750
Total		126,794,665
Textiles, Apparel & Luxury Goods 0.4%
Carter’s, Inc.	221,900	17,907,330
Total Consumer Discretionary		497,418,719
Consumer Staples 1.1%
Household Products 1.1%
WD-40 Co.	221,809	43,984,725
Total Consumer Staples		43,984,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.4%
Banks 0.8%
SVB Financial Group(a)	154,768	33,357,147
Capital Markets 3.8%
Ares Management Corp., Class A	1,638,335	65,041,899
Hamilton Lane, Inc., Class A	343,000	23,107,910
Houlihan Lokey, Inc.	456,342	25,390,869
Raymond James Financial, Inc.	472,123	32,496,226
Total		146,036,904
Consumer Finance 0.8%
FirstCash, Inc.	465,000	31,378,200
Total Financials		210,772,251
Health Care 33.5%
Biotechnology 12.7%
ACADIA Pharmaceuticals, Inc.(a)	1,074,882	52,099,531
Acceleron Pharma, Inc.(a)	268,000	25,532,360
Anika Therapeutics, Inc.(a)	648,943	24,484,620
Argenx SE, ADR(a)	240,801	54,235,609
CRISPR Therapeutics AG(a)	782,561	57,510,408
Enanta Pharmaceuticals, Inc.(a)	334,000	16,770,140
Exact Sciences Corp.(a)	546,000	47,469,240
Immunomedics, Inc.(a)	1,143,878	40,539,036
Insmed, Inc.(a)	1,249,000	34,397,460
Kiniksa Pharmaceuticals Ltd., Class A(a)	851,825	21,704,501
Mirati Therapeutics, Inc.(a)	260,255	29,713,313
Natera, Inc.(a)	750,000	37,395,000
Sarepta Therapeutics, Inc.(a)	304,517	48,826,256
Total		490,677,474
Health Care Equipment & Supplies 8.9%
Globus Medical, Inc., Class A(a)	1,016,000	48,473,360
Haemonetics Corp.(a)	250,000	22,390,000
Hill-Rom Holdings, Inc.	283,800	31,155,564
Masimo Corp.(a)	323,302	73,709,623
Penumbra, Inc.(a)	217,190	38,837,916
STERIS PLC	291,209	44,683,109
Tactile Systems Technology, Inc.(a)	364,687	15,108,982
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varian Medical Systems, Inc.(a)	252,364	30,919,637
West Pharmaceutical Services, Inc.	175,000	39,754,750
Total		345,032,941
Health Care Providers & Services 4.0%
Amedisys, Inc.(a)	187,300	37,186,542
Chemed Corp.	116,338	52,476,582
Encompass Health Corp.	640,243	39,650,249
HealthEquity, Inc.(a)	415,000	24,348,050
Total		153,661,423
Health Care Technology 1.2%
Livongo Health, Inc.(a),(b)	639,852	48,110,472
Life Sciences Tools & Services 4.5%
10X Genomics, Inc., Class A(a)	295,000	26,346,450
Bio-Rad Laboratories, Inc., Class A(a)	82,000	37,022,180
Bio-Techne Corp.	179,802	47,480,314
Pra Health Sciences, Inc.(a)	379,340	36,905,989
Repligen Corp.(a)	218,000	26,946,980
Total		174,701,913
Pharmaceuticals 2.2%
Horizon Therapeutics PLC(a)	629,089	34,964,767
Reata Pharmaceuticals, Inc., Class A(a)	191,871	29,935,713
Theravance Biopharma, Inc.(a)	963,892	20,232,093
Total		85,132,573
Total Health Care		1,297,316,796
Industrials 14.9%
Aerospace & Defense 2.4%
BWX Technologies, Inc.	709,000	40,157,760
Curtiss-Wright Corp.	415,000	37,051,200
HEICO Corp., Class A	201,272	16,351,337
Total		93,560,297
Building Products 1.4%
Allegion PLC	542,420	55,446,172
Commercial Services & Supplies 1.6%
Copart, Inc.(a)	430,000	35,806,100
Unifirst Corp.	138,000	24,695,100
Total		60,501,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.9%
Atkore International Group, Inc.(a)	1,228,496	33,599,366
Machinery 5.5%
Donaldson Co., Inc.	550,000	25,586,000
Graco, Inc.	612,836	29,410,000
IDEX Corp.	188,000	29,711,520
ITT, Inc.	739,070	43,412,972
SPX Corp.(a)	1,318,635	54,261,830
Toro Co. (The)	483,510	32,076,053
Total		214,458,375
Professional Services 1.4%
Exponent, Inc.	648,000	52,442,640
Road & Rail 0.7%
Old Dominion Freight Line, Inc.	156,310	26,508,613
Trading Companies & Distributors 1.0%
Watsco, Inc.	224,750	39,938,075
Total Industrials		576,454,738
Information Technology 23.5%
Electronic Equipment, Instruments & Components 2.9%
CDW Corp.	429,372	49,884,439
Dolby Laboratories, Inc., Class A	483,000	31,815,210
ePlus, Inc.(a)	424,122	29,976,943
Total		111,676,592
IT Services 7.1%
Booz Allen Hamilton Holdings Corp.	557,985	43,405,653
EPAM Systems, Inc.(a)	257,012	64,769,594
Gartner, Inc.(a)	154,100	18,696,953
GoDaddy, Inc., Class A(a)	325,000	23,832,250
Jack Henry & Associates, Inc.	343,500	63,214,305
VeriSign, Inc.(a)	126,000	26,060,580
Wix.com Ltd.(a)	137,400	35,204,628
Total		275,183,963
Semiconductors & Semiconductor Equipment 2.7%
Cabot Microelectronics Corp.	163,000	22,745,020
MKS Instruments, Inc.	294,294	33,325,853
Teradyne, Inc.	584,061	49,358,995
Total		105,429,868

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	25

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.8%
Alteryx, Inc., Class A(a)	314,752	51,707,459
Anaplan, Inc.(a)	615,000	27,865,650
ANSYS, Inc.(a)	81,417	23,751,781
Blackline, Inc.(a)	614,977	50,987,743
Cadence Design Systems, Inc.(a)	287,000	27,540,520
CyberArk Software Ltd.(a)	216,638	21,505,654
Elastic NV(a)	388,000	35,777,480
Manhattan Associates, Inc.(a)	589,760	55,555,392
Mimecast Ltd.(a)	939,465	39,138,112
Qualys, Inc.(a)	276,637	28,775,781
Zscaler, Inc.(a)	524,176	57,397,272
Total		420,002,844
Total Information Technology		912,293,267
Materials 1.6%
Chemicals 0.6%
PolyOne Corp.	958,000	25,128,340
Containers & Packaging 1.0%
Avery Dennison Corp.	324,021	36,967,556
Total Materials		62,095,896
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 1.9%
Americold Realty Trust	1,099,532	39,913,012
Equity Commonwealth	1,064,300	34,270,460
Total		74,183,472
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.1%
Colliers International Group, Inc.	317,374	18,188,704
FirstService Corp.	217,000	21,862,750
Total		40,051,454
Total Real Estate		114,234,926
Total Common Stocks (Cost $2,893,357,971)		3,816,054,518

Securities Lending Collateral 0.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	32,820,950	32,820,950
Total Securities Lending Collateral (Cost $32,820,950)		32,820,950

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	50,266,718	50,266,718
Total Money Market Funds (Cost $50,251,246)		50,266,718
Total Investments in Securities (Cost: $2,976,430,167)		3,899,142,186
Obligation to Return Collateral for Securities Loaned		(32,820,950)
Other Assets & Liabilities, Net		13,323,419
Net Assets		3,879,644,655

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $32,941,685.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	57,990,784	815,220,777	(822,960,315)	15,472	50,266,718	(64,059)	482,021	50,266,718
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2020 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	101,483,200	—	—	101,483,200
Consumer Discretionary	497,418,719	—	—	497,418,719
Consumer Staples	43,984,725	—	—	43,984,725
Financials	210,772,251	—	—	210,772,251
Health Care	1,297,316,796	—	—	1,297,316,796
Industrials	576,454,738	—	—	576,454,738
Information Technology	912,293,267	—	—	912,293,267
Materials	62,095,896	—	—	62,095,896
Real Estate	114,234,926	—	—	114,234,926
Total Common Stocks	3,816,054,518	—	—	3,816,054,518
Securities Lending Collateral	32,820,950	—	—	32,820,950
Money Market Funds	50,266,718	—	—	50,266,718
Total Investments in Securities	3,899,142,186	—	—	3,899,142,186
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	27

Portfolio of Investments
Columbia Acorn International®, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 5.5%
carsales.com Ltd.	3,357,523	41,562,171
Cleanaway Waste Management Ltd.	13,423,503	20,610,118
Evolution Mining Ltd.	3,469,000	13,780,570
National Storage REIT	19,549,881	25,019,204
Technology One Ltd.	3,703,433	22,695,909
Total		123,667,972
Austria 0.5%
S&T AG(a)	435,000	11,192,292
Brazil 2.3%
Notre Dame Intermedica Participacoes SA	1,033,000	13,002,492
Sul America SA	2,248,400	18,886,543
TOTVS SA	4,674,400	20,113,819
Total		52,002,854
Cambodia 0.8%
NagaCorp Ltd.	14,602,000	17,033,965
Canada 4.0%
Agnico Eagle Mines Ltd.	480,131	30,743,804
CCL Industries, Inc.	662,003	21,397,092
Parex Resources, Inc.(a)	970,300	11,692,772
Pason Systems, Inc.	1,887,709	10,317,325
Winpak Ltd.	486,262	14,896,609
Total		89,047,602
China 2.2%
51job, Inc., ADR(a)	211,000	15,147,690
A-Living Services Co., Ltd.	4,384,000	22,280,248
Shenzhou International Group Holdings Ltd.	971,000	11,804,655
Total		49,232,593
Cyprus 0.0%
TCS Group Holding PLC, GDR	49,482	1,004,485
Denmark 1.6%
SimCorp AS	337,852	36,539,488
France 1.2%
Akka Technologies	386,662	12,506,992
Robertet SA(a)	13,230	13,882,720
Total		26,389,712
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 5.8%
Corestate Capital Holding SA(a),(b)	522,206	10,618,282
Eckert & Ziegler Strahlen- und Medizintechnik AG	128,318	21,490,314
Hypoport SE(a)	72,624	32,305,657
Nemetschek SE	425,880	29,263,176
TeamViewer AG(a)	662,189	36,156,896
Total		129,834,325
Hong Kong 1.3%
Vitasoy International Holdings Ltd.(b)	7,378,000	28,358,870
India 1.4%
Cholamandalam Investment and Finance Co., Ltd.	7,087,056	17,775,816
Zee Entertainment Enterprises Ltd.	5,618,278	12,763,264
Total		30,539,080
Ireland 1.6%
UDG Healthcare PLC	4,105,015	36,485,959
Israel 0.6%
CyberArk Software Ltd.(a)	134,000	13,302,180
Italy 3.5%
Amplifon SpA(a)	845,394	22,584,716
GVS SpA(a)	864,717	10,055,120
Industria Macchine Automatiche SpA(a),(b)	458,173	27,539,508
Nexi SpA(a)	1,104,000	19,143,957
Total		79,323,301
Japan 20.3%
Aica Kogyo Co., Ltd.	693,200	22,780,441
Aruhi Corp.(b)	1,003,000	14,331,933
Azbil Corp.	775,240	23,694,843
CyberAgent, Inc.	699,200	34,368,243
Daifuku Co., Ltd.	299,200	26,219,523
Daiseki Co., Ltd.	685,200	18,368,257
Daiwa Securities Living Investments Corp.	30,021	27,959,271
Disco Corp.	61,700	15,047,931
Fuso Chemical Co., Ltd.	261,300	9,540,199
Glory Ltd.	734,700	16,758,839
Hikari Tsushin, Inc.	175,428	40,111,298
Invesco Office J-REIT, Inc.	20,046	2,606,087
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lasertec Corp.	284,000	26,846,684
Mandom Corp.	812,200	14,998,102
MonotaRO Co., Ltd	377,300	15,159,323
Nihon M&A Center, Inc.	300,800	13,679,775
Nihon Unisys Ltd.	902,700	28,382,003
NSD Co., Ltd.	785,400	13,425,625
Seiren Co., Ltd.	797,000	10,071,462
Sekisui Chemical Co., Ltd.	2,035,700	29,166,965
Seria Co., Ltd.	779,291	27,794,764
Solasto Corp.	1,424,600	14,194,811
Valqua Ltd.	462,800	8,322,022
Total		453,828,401
Malta 0.8%
Kindred Group PLC(a)	2,993,507	18,072,023
Mexico 0.5%
Corporación Inmobiliaria Vesta SAB de CV	7,207,000	10,758,214
Netherlands 3.9%
Argenx SE, ADR(a)	162,000	36,487,260
BE Semiconductor Industries NV	336,500	14,920,317
IMCD NV	372,100	35,088,807
Total		86,496,384
New Zealand 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	1,157,000	26,653,592
Russian Federation 0.9%
TCS Group Holding PLC, GDR	942,700	19,136,810
Singapore 0.9%
Mapletree Commercial Trust	15,037,100	21,040,006
South Africa 0.3%
Pepkor Holdings Ltd.(b)	10,570,000	6,691,377
South Korea 2.1%
Koh Young Technology, Inc.	323,054	27,000,267
Korea Investment Holdings Co., Ltd.	557,098	20,886,242
Total		47,886,509
Spain 2.2%
Befesa SA	746,454	29,109,008
Vidrala SA	219,477	20,928,912
Total		50,037,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 9.0%
AddTech AB, Class B	782,939	31,665,939
Dometic Group AB(a)	2,177,397	19,676,976
Dustin Group AB	1,016,691	5,551,351
Hexagon AB, Class B(a)	699,561	41,082,123
Munters Group AB(a)	3,772,682	21,268,640
Sectra AB, Class B(a)	265,000	15,100,829
Sweco AB, Class B	857,153	38,691,551
Trelleborg AB, Class B(a)	1,978,586	29,029,356
Total		202,066,765
Switzerland 3.3%
Belimo Holding AG, Registered Shares	4,122	30,505,786
Gurit Holding AG	4,800	7,031,061
Inficon Holding AG	45,183	35,357,357
Total		72,894,204
Taiwan 4.2%
Grape King Bio Ltd.	2,718,000	17,553,421
Parade Technologies Ltd.	575,000	19,272,850
Silergy Corp.	343,000	22,469,348
Sinbon Electronics Co., Ltd.	3,588,000	18,250,363
Voltronic Power Technology Corp.	528,000	15,214,400
Total		92,760,382
Thailand 0.8%
Muangthai Capital PCL, Foreign Registered Shares	10,453,400	17,755,951
United Kingdom 12.0%
Abcam PLC	1,374,000	22,694,647
Auto Trader Group PLC	4,209,438	27,406,634
Dechra Pharmaceuticals PLC	1,014,687	35,740,072
Diploma PLC	522,000	11,604,437
Genus PLC	144,000	6,303,651
Halma PLC	1,033,631	29,448,371
Intermediate Capital Group PLC	1,520,382	24,255,912
Rentokil Initial PLC	4,652,043	29,415,670
Rightmove PLC	4,994,389	33,759,785
Safestore Holdings PLC	1,818,863	16,394,482
Spirax-Sarco Engineering PLC	258,025	31,765,452
Total		268,789,113

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	29

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.6%
Inter Parfums, Inc.	733,851	35,334,926
Total Common Stocks (Cost $1,702,104,576)		2,154,157,255

Securities Lending Collateral 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	21,620,386	21,620,386
Total Securities Lending Collateral (Cost $21,620,386)		21,620,386

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	73,754,725	73,754,725
Total Money Market Funds (Cost $73,727,199)		73,754,725
Total Investments in Securities (Cost $1,797,452,161)		2,249,532,366
Obligation to Return Collateral for Securities Loaned		(21,620,386)
Other Assets & Liabilities, Net		9,285,142
Net Assets		$2,237,197,122

At June 30, 2020, securities and/or cash totaling $6,721,000 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	618	09/2020	USD	54,952,560	795,705	—
MSCI Emerging Markets Index	242	09/2020	USD	11,926,970	205,107	—
Total					1,000,812	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $20,316,271.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	55,980,746	430,828,445	(413,081,992)	27,526	73,754,725	(16,894)	317,613	73,754,725
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	123,667,972	—	123,667,972
Austria	—	11,192,292	—	11,192,292
Brazil	52,002,854	—	—	52,002,854
Cambodia	—	17,033,965	—	17,033,965
Canada	89,047,602	—	—	89,047,602
China	15,147,690	34,084,903	—	49,232,593
Cyprus	—	1,004,485	—	1,004,485
Denmark	—	36,539,488	—	36,539,488
France	—	26,389,712	—	26,389,712
Germany	—	129,834,325	—	129,834,325
Hong Kong	—	28,358,870	—	28,358,870
India	—	30,539,080	—	30,539,080
Ireland	—	36,485,959	—	36,485,959
Israel	13,302,180	—	—	13,302,180
Italy	—	79,323,301	—	79,323,301
Japan	—	453,828,401	—	453,828,401
Malta	—	18,072,023	—	18,072,023
Mexico	10,758,214	—	—	10,758,214
Netherlands	36,487,260	50,009,124	—	86,496,384
New Zealand	—	26,653,592	—	26,653,592
Russian Federation	—	19,136,810	—	19,136,810
Singapore	—	21,040,006	—	21,040,006
South Africa	—	6,691,377	—	6,691,377
South Korea	—	47,886,509	—	47,886,509
Spain	—	50,037,920	—	50,037,920
Sweden	—	202,066,765	—	202,066,765
Switzerland	—	72,894,204	—	72,894,204
Taiwan	—	92,760,382	—	92,760,382
Thailand	—	17,755,951	—	17,755,951
United Kingdom	—	268,789,113	—	268,789,113
United States	35,334,926	—	—	35,334,926
Total Common Stocks	252,080,726	1,902,076,529	—	2,154,157,255
Securities Lending Collateral	21,620,386	—	—	21,620,386
Money Market Funds	73,754,725	—	—	73,754,725
Total Investments in Securities	347,455,837	1,902,076,529	—	2,249,532,366
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	31

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,000,812	—	—	1,000,812
Total	348,456,649	1,902,076,529	—	2,250,533,178
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Acorn USA®, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.6%
Issuer	Shares	Value ($)
Consumer Discretionary 15.3%
Auto Components 1.2%
Dorman Products, Inc.(a)	27,500	1,844,425
Visteon Corp.(a)	21,766	1,490,971
Total		3,335,396
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc.(a)	33,163	3,002,246
Hotels, Restaurants & Leisure 4.5%
Choice Hotels International, Inc.	25,783	2,034,279
Churchill Downs, Inc.	22,182	2,953,533
Extended Stay America, Inc.	180,764	2,022,749
Planet Fitness, Inc., Class A(a)	26,200	1,586,934
Red Rock Resorts, Inc., Class A	117,000	1,276,470
Wendy’s Co. (The)	99,000	2,156,220
Total		12,030,185
Household Durables 3.3%
Helen of Troy Ltd.(a)	31,102	5,864,593
Skyline Champion Corp.(a)	124,960	3,041,526
Total		8,906,119
Leisure Products 1.4%
Brunswick Corp.	56,906	3,642,553
Specialty Retail 2.7%
Boot Barn Holdings, Inc.(a)	165,890	3,576,589
Five Below, Inc.(a)	17,700	1,892,307
Vroom, Inc.(a)	33,437	1,743,405
Total		7,212,301
Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	36,394	2,936,996
Total Consumer Discretionary		41,065,796
Consumer Staples 4.9%
Beverages 0.6%
Primo Water Corp.	110,081	1,513,614
Food & Staples Retailing 1.5%
BJ’s Wholesale Club Holdings, Inc.(a)	111,401	4,151,915
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.6%
WD-40 Co.	21,321	4,227,954
Personal Products 1.2%
Inter Parfums, Inc.	67,338	3,242,325
Total Consumer Staples		13,135,808
Financials 8.1%
Banks 3.6%
Bank of NT Butterfield & Son Ltd. (The)	67,500	1,646,325
First Busey Corp.	81,229	1,514,921
Lakeland Financial Corp.	59,365	2,765,815
OFG Bancorp	135,309	1,809,081
Trico Bancshares	58,053	1,767,714
Total		9,503,856
Capital Markets 1.9%
Hamilton Lane, Inc., Class A	36,701	2,472,547
Houlihan Lokey, Inc.	49,230	2,739,157
Total		5,211,704
Consumer Finance 1.0%
FirstCash, Inc.	40,452	2,729,701
Thrifts & Mortgage Finance 1.6%
Merchants Bancorp	229,052	4,235,171
Total Financials		21,680,432
Health Care 31.1%
Biotechnology 12.8%
ACADIA Pharmaceuticals, Inc.(a)	55,100	2,670,697
Acceleron Pharma, Inc.(a)	34,088	3,247,564
Anika Therapeutics, Inc.(a)	59,000	2,226,070
CRISPR Therapeutics AG(a)	24,042	1,766,846
Enanta Pharmaceuticals, Inc.(a)	34,289	1,721,651
Fate Therapeutics, Inc.(a)	94,809	3,252,897
Immunogen, Inc.(a)	446,000	2,051,600
Insmed, Inc.(a)	144,309	3,974,270
Intercept Pharmaceuticals, Inc.(a)	38,578	1,848,272
Kiniksa Pharmaceuticals Ltd., Class A(a)	196,012	4,994,386
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	33

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mirati Therapeutics, Inc.(a)	17,142	1,957,102
Natera, Inc.(a)	88,698	4,422,482
Total		34,133,837
Health Care Equipment & Supplies 5.9%
Atrion Corp.	3,603	2,295,147
AxoGen, Inc.(a)	347,285	3,208,913
Globus Medical, Inc., Class A(a)	78,365	3,738,794
Haemonetics Corp.(a)	16,250	1,455,350
SI-BONE, Inc.(a)	214,684	3,422,063
Tactile Systems Technology, Inc.(a)	40,970	1,697,387
Total		15,817,654
Health Care Providers & Services 7.6%
Amedisys, Inc.(a)	17,162	3,407,343
Chemed Corp.	10,612	4,786,755
Corvel Corp.(a)	40,895	2,899,047
LHC Group, Inc.(a)	20,525	3,577,918
National Research Corp., Class A	95,966	5,586,181
Total		20,257,244
Health Care Technology 1.4%
Livongo Health, Inc.(a),(b)	51,104	3,842,510
Life Sciences Tools & Services 1.7%
NanoString Technologies, Inc.(a)	58,167	1,707,202
Repligen Corp.(a)	23,740	2,934,501
Total		4,641,703
Pharmaceuticals 1.7%
Reata Pharmaceuticals, Inc., Class A(a)	14,000	2,184,280
Theravance Biopharma, Inc.(a)	105,821	2,221,183
Total		4,405,463
Total Health Care		83,098,411
Industrials 15.2%
Aerospace & Defense 2.2%
BWX Technologies, Inc.	60,974	3,453,567
Curtiss-Wright Corp.	27,241	2,432,077
Total		5,885,644
Commercial Services & Supplies 1.3%
Healthcare Services Group, Inc.	49,826	1,218,744
Unifirst Corp.	11,788	2,109,462
Total		3,328,206
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc.	92,527	3,770,475
Electrical Equipment 1.2%
Atkore International Group, Inc.(a)	120,921	3,307,189
Machinery 4.1%
ITT, Inc.	56,948	3,345,126
SPX Corp.(a)	112,475	4,628,346
Watts Water Technologies, Inc., Class A	36,171	2,929,851
Total		10,903,323
Professional Services 3.2%
Exponent, Inc.	73,090	5,915,174
ICF International, Inc.	39,936	2,589,051
Total		8,504,225
Road & Rail 1.2%
Saia, Inc.(a)	29,726	3,304,937
Trading Companies & Distributors 0.6%
SiteOne Landscape Supply, Inc.(a)	13,443	1,532,099
Total Industrials		40,536,098
Information Technology 17.5%
Electronic Equipment, Instruments & Components 2.7%
Badger Meter, Inc.	60,615	3,813,896
ePlus, Inc.(a)	46,331	3,274,675
Total		7,088,571
IT Services 1.7%
Endava PLC, ADR(a)	35,024	1,691,659
LiveRamp Holdings, Inc.(a)	66,070	2,805,993
Total		4,497,652
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc.(a)	48,186	3,266,529
Inphi Corp.(a)	18,079	2,124,282
Onto Innovation, Inc.(a)	31,679	1,078,353
Total		6,469,164
Software 10.7%
Blackline, Inc.(a)	48,826	4,048,164
CyberArk Software Ltd.(a)	17,386	1,725,908
Elastic NV(a)	19,023	1,754,111
j2 Global, Inc.(a)	32,059	2,026,449

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Manhattan Associates, Inc.(a)	56,440	5,316,648
Mimecast Ltd.(a)	97,621	4,066,891
New Relic, Inc.(a)	27,744	1,911,562
Q2 Holdings, Inc.(a)	20,601	1,767,360
Qualys, Inc.(a)	35,114	3,652,558
Sprout Social, Inc., Class A(a),(b)	90,661	2,447,847
Total		28,717,498
Total Information Technology		46,772,885
Materials 1.3%
Chemicals 1.3%
PolyOne Corp.	130,388	3,420,077
Total Materials		3,420,077
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 0.9%
UMH Properties, Inc.	181,001	2,340,343
Real Estate Management & Development 2.3%
FirstService Corp.	13,549	1,365,062
Jones Lang LaSalle, Inc.	16,500	1,707,090
Redfin Corp.(a)	78,222	3,278,284
Total		6,350,436
Total Real Estate		8,690,779
Total Common Stocks (Cost $219,208,114)		258,400,286

Limited Partnerships 0.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.6%
Hotels, Restaurants & Leisure 0.6%
Cedar Fair LP	53,301	1,465,778
Total Consumer Discretionary		1,465,778
Total Limited Partnerships (Cost $2,660,232)		1,465,778

Securities Lending Collateral 1.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	4,076,000	4,076,000
Total Securities Lending Collateral (Cost $4,076,000)		4,076,000

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	5,644,495	5,644,495
Total Money Market Funds (Cost $5,643,396)		5,644,495
Total Investments in Securities (Cost: $231,587,742)		269,586,559
Obligation to Return Collateral for Securities Loaned		(4,076,000)
Other Assets & Liabilities, Net		1,895,047
Net Assets		267,405,606

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $4,235,177.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	13,292,093	100,315,094	(107,963,791)	1,099	5,644,495	(3,097)	65,450	5,644,495
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	35

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2020 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	41,065,796	—	—	41,065,796
Consumer Staples	13,135,808	—	—	13,135,808
Financials	21,680,432	—	—	21,680,432
Health Care	83,098,411	—	—	83,098,411
Industrials	40,536,098	—	—	40,536,098
Information Technology	46,772,885	—	—	46,772,885
Materials	3,420,077	—	—	3,420,077
Real Estate	8,690,779	—	—	8,690,779
Total Common Stocks	258,400,286	—	—	258,400,286
Limited Partnerships
Consumer Discretionary	1,465,778	—	—	1,465,778
Total Limited Partnerships	1,465,778	—	—	1,465,778
Securities Lending Collateral	4,076,000	—	—	4,076,000
Money Market Funds	5,644,495	—	—	5,644,495
Total Investments in Securities	269,586,559	—	—	269,586,559
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Australia 2.5%
carsales.com Ltd.	417,659	5,170,125
Brazil 2.0%
TOTVS SA	935,600	4,025,862
Canada 4.3%
CCL Industries, Inc.	142,523	4,606,592
Winpak Ltd.	136,000	4,166,352
Total		8,772,944
China 12.9%
51job, Inc., ADR(a)	67,100	4,817,109
A-Living Services Co., Ltd.	900,000	4,573,956
NetEase, Inc., ADR	15,443	6,630,916
New Oriental Education & Technology Group, Inc., ADR(a)	42,027	5,473,176
Shenzhou International Group Holdings Ltd.	402,000	4,887,200
Total		26,382,357
Denmark 2.5%
SimCorp AS	46,969	5,079,808
Germany 5.0%
Nemetschek SE	78,330	5,382,231
TeamViewer AG(a)	86,193	4,706,317
Total		10,088,548
Italy 4.0%
Amplifon SpA(a)	149,000	3,980,537
Nexi SpA(a)	243,016	4,214,029
Total		8,194,566
Japan 18.8%
CyberAgent, Inc.	113,600	5,583,856
Hikari Tsushin, Inc.	26,800	6,127,772
Lasertec Corp.	65,600	6,201,206
Nihon Unisys Ltd.	154,900	4,870,247
Obic Co., Ltd.	28,800	5,075,683
Recruit Holdings Co., Ltd.	164,800	5,667,505
Sekisui Chemical Co., Ltd.	327,500	4,692,333
Total		38,218,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 5.5%
IMCD NV	22,300	2,102,877
Koninklijke Philips NV	196,588	9,170,378
Total		11,273,255
New Zealand 2.5%
Fisher & Paykel Healthcare Corp., Ltd.	217,206	5,003,734
South Korea 4.2%
Koh Young Technology, Inc.	52,621	4,397,968
Korea Investment Holdings Co., Ltd.	110,512	4,143,221
Total		8,541,189
Sweden 12.9%
Hexagon AB, Class B(a)	142,177	8,349,426
Sectra AB, Class B(a)	96,500	5,498,981
Sweco AB, Class B	163,205	7,367,010
Trelleborg AB, Class B(a)	343,020	5,032,710
Total		26,248,127
Switzerland 7.0%
Belimo Holding AG, Registered Shares	681	5,039,894
Lonza Group AG, Registered Shares(a)	9,375	4,965,916
Partners Group Holding AG	4,642	4,227,436
Total		14,233,246
Taiwan 2.2%
Largan Precision Co., Ltd.	33,000	4,588,321
United Kingdom 12.9%
Auto Trader Group PLC	628,000	4,088,756
Dechra Pharmaceuticals PLC	165,599	5,832,853
Halma PLC	151,426	4,314,160
Intermediate Capital Group PLC	247,319	3,945,685
Rentokil Initial PLC	662,437	4,188,703
Rightmove PLC	577,767	3,905,441
Total		26,275,598
Total Common Stocks (Cost $161,856,881)		202,096,282

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	37

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2020 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	1,030,634	1,030,634
Total Money Market Funds (Cost $1,030,158)		1,030,634
Total Investments in Securities (Cost $162,887,039)		203,126,916
Other Assets & Liabilities, Net		569,390
Net Assets		$203,696,306
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,151,541	64,595,677	(64,717,060)	476	1,030,634	(3,154)	29,441	1,030,634
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	5,170,125	—	5,170,125
Brazil	4,025,862	—	—	4,025,862
Canada	8,772,944	—	—	8,772,944
China	16,921,201	9,461,156	—	26,382,357
Denmark	—	5,079,808	—	5,079,808
Germany	—	10,088,548	—	10,088,548
Italy	—	8,194,566	—	8,194,566
Japan	—	38,218,602	—	38,218,602
Netherlands	—	11,273,255	—	11,273,255
New Zealand	—	5,003,734	—	5,003,734
South Korea	—	8,541,189	—	8,541,189
Sweden	—	26,248,127	—	26,248,127
Switzerland	—	14,233,246	—	14,233,246
Taiwan	—	4,588,321	—	4,588,321
United Kingdom	—	26,275,598	—	26,275,598
Total Common Stocks	29,720,007	172,376,275	—	202,096,282
Money Market Funds	1,030,634	—	—	1,030,634
Total Investments in Securities	30,750,641	172,376,275	—	203,126,916
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	39

Portfolio of Investments
Columbia Acorn SelectSM, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 3.1%
Zynga, Inc., Class A(a)	700,599	6,683,714
Total Communication Services		6,683,714
Consumer Discretionary 11.2%
Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.(a)	18,000	2,109,600
Chegg, Inc.(a)	43,100	2,898,906
Total		5,008,506
Household Durables 2.4%
Skyline Champion Corp.(a)	218,500	5,318,290
Specialty Retail 6.5%
Boot Barn Holdings, Inc.(a)	224,200	4,833,752
Five Below, Inc.(a)	87,086	9,310,364
Total		14,144,116
Total Consumer Discretionary		24,470,912
Consumer Staples 1.1%
Household Products 1.1%
WD-40 Co.	12,250	2,429,175
Total Consumer Staples		2,429,175
Financials 8.8%
Banks 4.4%
SVB Financial Group(a)	44,891	9,675,357
Capital Markets 4.4%
Ares Management Corp., Class A	238,455	9,466,664
Total Financials		19,142,021
Health Care 27.1%
Biotechnology 8.8%
ACADIA Pharmaceuticals, Inc.(a)	68,608	3,325,430
CRISPR Therapeutics AG(a)	37,250	2,737,502
Exact Sciences Corp.(a)	60,700	5,277,258
Immunomedics, Inc.(a)	89,639	3,176,806
Insmed, Inc.(a)	69,000	1,900,260
Sarepta Therapeutics, Inc.(a)	17,600	2,821,984
Total		19,239,240
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 6.3%
Masimo Corp.(a)	39,848	9,084,946
Tactile Systems Technology, Inc.(a)	111,559	4,621,889
Total		13,706,835
Health Care Providers & Services 7.5%
Chemed Corp.	18,858	8,506,278
Encompass Health Corp.	125,920	7,798,226
Total		16,304,504
Life Sciences Tools & Services 3.2%
Pra Health Sciences, Inc.(a)	71,101	6,917,416
Pharmaceuticals 1.3%
Theravance Biopharma, Inc.(a)	135,809	2,850,631
Total Health Care		59,018,626
Industrials 14.1%
Aerospace & Defense 1.0%
BWX Technologies, Inc.	38,700	2,191,968
Electrical Equipment 3.3%
Atkore International Group, Inc.(a)	266,588	7,291,182
Machinery 9.8%
IDEX Corp.	37,000	5,847,480
ITT, Inc.	88,441	5,195,024
SPX Corp.(a)	204,079	8,397,851
Toro Co. (The)	27,000	1,791,180
Total		21,231,535
Total Industrials		30,714,685
Information Technology 28.3%
IT Services 9.6%
Booz Allen Hamilton Holdings Corp.	30,800	2,395,932
EPAM Systems, Inc.(a)	13,000	3,276,130
Gartner, Inc.(a)	39,963	4,848,711
GoDaddy, Inc., Class A(a)	121,027	8,874,910
VeriSign, Inc.(a)	7,000	1,447,810
Total		20,843,493
Semiconductors & Semiconductor Equipment 3.9%
MKS Instruments, Inc.	74,953	8,487,678
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.8%
Alteryx, Inc., Class A(a)	59,995	9,855,979
Cadence Design Systems, Inc.(a)	56,871	5,457,341
j2 Global, Inc.(a)	43,172	2,728,902
Mimecast Ltd.(a)	203,100	8,461,146
Qualys, Inc.(a)	54,163	5,634,035
Total		32,137,403
Total Information Technology		61,468,574
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITS) 3.3%
UMH Properties, Inc.	554,056	7,163,944
Total Real Estate		7,163,944
Total Common Stocks (Cost $166,663,210)		211,091,651

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	5,884,494	5,884,494
Total Money Market Funds (Cost $5,882,397)		5,884,494
Total Investments in Securities (Cost: $172,545,607)		216,976,145
Other Assets & Liabilities, Net		656,500
Net Assets		217,632,645

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	745,845	143,297,420	(138,160,868)	2,097	5,884,494	(9,350)	36,963	5,884,494
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	41

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,683,714	—	—	6,683,714
Consumer Discretionary	24,470,912	—	—	24,470,912
Consumer Staples	2,429,175	—	—	2,429,175
Financials	19,142,021	—	—	19,142,021
Health Care	59,018,626	—	—	59,018,626
Industrials	30,714,685	—	—	30,714,685
Information Technology	61,468,574	—	—	61,468,574
Real Estate	7,163,944	—	—	7,163,944
Total Common Stocks	211,091,651	—	—	211,091,651
Money Market Funds	5,884,494	—	—	5,884,494
Total Investments in Securities	216,976,145	—	—	216,976,145
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 44.7%
	Shares	Value ($)
Dividend Income 4.9%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,478,244	55,686,137
International Small Mid Cap 4.9%
Columbia Acorn International®, Institutional 3 Class(a)	1,829,312	54,915,960
U.S. Large Cap 24.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,061,492	55,763,369
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,453,303	55,935,311
Columbia Large Cap Index Fund, Institutional 3 Class(a)	3,538,582	167,551,839
Total		279,250,519
U.S. Mid Cap 5.0%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	6,451,476	55,998,810
U.S. Small Mid Cap 5.0%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	3,635,092	55,762,305
Total Equity Funds (Cost $439,218,123)		501,613,731

Exchange-Traded Equity Funds 5.0%

U.S. Large Cap 5.0%
Columbia Research Enhanced Core ETF(a)	2,687,103	55,705,795
Total Exchange-Traded Equity Funds (Cost $51,410,098)		55,705,795

Exchange-Traded Fixed Income Funds 4.9%
	Shares	Value ($)
Multisector 4.9%
Columbia Diversified Fixed Income Allocation ETF(a)	2,585,022	54,595,665
Total Exchange-Traded Fixed Income Funds (Cost $51,453,254)		54,595,665

Fixed Income Funds 44.2%

Investment Grade 44.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	4,906,302	54,901,519
Columbia Quality Income Fund, Institutional 3 Class(a)	19,611,603	110,217,211
Columbia Short Term Bond Fund, Institutional 3 Class(a)	8,349,245	82,574,034
Columbia Total Return Bond Fund, Institutional 3 Class(a)	5,682,819	55,066,517
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	15,673,170	193,093,455
Total		495,852,736
Total Fixed Income Funds (Cost $477,814,889)		495,852,736

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.253%(a),(c)	5,296,621	5,296,621
Total Money Market Funds (Cost $5,296,618)		5,296,621
Total Investments in Securities (Cost: $1,025,192,982)		1,113,064,548
Other Assets & Liabilities, Net		7,362,611
Net Assets		1,120,427,159
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn International®, Institutional 3 Class
	14,336,928	66,727,668	(32,216,193)	6,067,557	54,915,960	2,248,667	1,124,582	328,362	1,829,312
Columbia Acorn SelectSM, Institutional 3 Class
	14,215,080	44,681,686	(57,267,750)	(1,629,016)	—	1,414,804	10,745,116	322,525	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	43

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	14,254,256	66,091,556	(32,270,245)	7,686,738	55,762,305	2,288,169	2,658,707	—	3,635,092
Columbia Contrarian Core Fund, Institutional 3 Class
	14,273,333	65,762,439	(30,211,479)	5,939,076	55,763,369	—	3,893,355	—	2,061,492
Columbia Corporate Income Fund, Institutional 3 Class
	57,276,785	51,812,473	(54,636,521)	448,782	54,901,519	—	(994,680)	741,080	4,906,302
Columbia Diversified Fixed Income Allocation ETF
	57,229,227	51,026,410	(53,885,293)	225,321	54,595,665	—	(2,879,267)	621,759	2,585,022
Columbia Dividend Income Fund, Institutional 3 Class
	14,264,391	69,615,172	(31,497,062)	3,303,636	55,686,137	—	2,668,584	568,603	2,478,244
Columbia Inflation Protected Securities Fund
	57,184,897	9,333,718	(64,547,102)	(1,971,513)	-	—	1,550,026	—	—
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	14,253,804	69,955,427	(30,710,809)	2,436,889	55,935,311	3,678,357	3,446,430	143,127	2,453,303
Columbia Large Cap Index Fund, Institutional 3 Class
	57,074,167	252,388,584	(155,409,624)	13,498,712	167,551,839	5,654,689	13,800,420	507,791	3,538,582
Columbia Quality Income Fund, Institutional 3 Class
	114,706,732	107,005,223	(113,264,781)	1,770,037	110,217,211	—	2,349,289	1,376,466	19,611,603
Columbia Research Enhanced Core ETF
	—	79,963,887	(28,553,789)	4,295,697	55,705,795	—	391,836	—	2,687,103
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	—	56,667,324	—	(668,514)	55,998,810	1,587,312	—	171,643	6,451,476
Columbia Short Term Bond Fund, Institutional 3 Class
	86,093,014	80,991,396	(86,247,330)	1,736,954	82,574,034	—	(1,859,247)	1,152,043	8,349,245
Columbia Short-Term Cash Fund, 0.253%
	6,263,184	205,724,630	(206,691,196)	3	5,296,621	—	3,341	34,771	5,296,621
Columbia Total Return Bond Fund, Institutional 3 Class
	—	66,538,053	(13,997,837)	2,526,301	55,066,517	—	719,525	306,342	5,682,819
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	200,147,836	192,135,782	(197,601,762)	(1,588,401)	193,093,455	—	16,080,412	1,590,214	15,673,170
Total	721,573,634			44,078,259	1,113,064,548	16,871,998	53,698,429	7,864,726

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	501,613,731	—	—	501,613,731
Exchange-Traded Equity Funds	55,705,795	—	—	55,705,795
Exchange-Traded Fixed Income Funds	54,595,665	—	—	54,595,665
Fixed Income Funds	495,852,736	—	—	495,852,736
Money Market Funds	5,296,621	—	—	5,296,621
Total Investments in Securities	1,113,064,548	—	—	1,113,064,548
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	45

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 89.5%
Issuer	Shares	Value ($)
Cambodia 4.2%
NagaCorp Ltd.	1,135,000	1,324,034
Canada 4.1%
Parex Resources, Inc.(a)	109,373	1,318,019
China 20.2%
51job, Inc., ADR(a)	18,426	1,322,803
A-Living Services Co., Ltd.	239,000	1,214,639
China Medical System Holdings Ltd.	263,000	311,026
Minth Group Ltd.	169,000	485,115
NetEase, Inc., ADR	1,265	543,166
New Oriental Education & Technology Group, Inc., ADR(a)	9,820	1,278,859
Shenzhou International Group Holdings Ltd.	105,500	1,282,586
Total		6,438,194
Cyprus 1.9%
TCS Group Holding PLC, GDR	30,000	590,651
Hong Kong 9.4%
ASM Pacific Technology Ltd.	122,200	1,291,408
Stella International Holdings Ltd.	426,500	437,423
Vitasoy International Holdings Ltd.	332,000	1,276,111
Total		3,004,942
Indonesia 0.7%
PT Tower Bersama Infrastructure Tbk	3,080,500	239,854
Mexico 7.1%
Corporación Inmobiliaria Vesta SAB de CV	862,100	1,286,895
Qualitas Controladora SAB de CV	250,321	984,534
Total		2,271,429
Russian Federation 1.6%
TCS Group Holding PLC, GDR	25,875	525,262
South Korea 9.4%
KEPCO Plant Service & Engineering Co., Ltd.	33,784	820,562
Koh Young Technology, Inc.	16,022	1,339,090
Korea Investment Holdings Co., Ltd.	22,347	837,815
Total		2,997,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 22.5%
Chailease Holding Co., Ltd.	92,996	396,456
Grape King Bio Ltd.	143,000	923,524
Largan Precision Co., Ltd.	9,000	1,251,360
Parade Technologies Ltd.	36,000	1,206,648
Silergy Corp.	15,000	982,624
Sinbon Electronics Co., Ltd.	206,000	1,047,819
Voltronic Power Technology Corp.	46,850	1,349,990
Total		7,158,421
Thailand 8.4%
Bangkok Chain Hospital PCL, Foreign Registered Shares	1,360,500	662,980
Mega Lifesciences PCL, Foreign Registered Shares	569,400	692,744
Muangthai Capital PCL, Foreign Registered Shares	776,500	1,318,949
Total		2,674,673
Total Common Stocks (Cost $22,381,001)		28,542,946

Money Market Funds 8.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	2,833,522	2,833,522
Total Money Market Funds (Cost $2,833,754)		2,833,522
Total Investments in Securities (Cost $25,214,755)		31,376,468
Other Assets & Liabilities, Net		498,157
Net Assets		$31,874,625
At June 30, 2020, securities and/or cash totaling $217,300 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	41	09/2020	USD	2,020,685	26,833	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,956,005	12,550,920	(11,673,171)	(232)	2,833,522	(687)	10,936	2,833,522
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	47

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Cambodia	—	1,324,034	—	1,324,034
Canada	1,318,019	—	—	1,318,019
China	3,144,828	3,293,366	—	6,438,194
Cyprus	—	590,651	—	590,651
Hong Kong	—	3,004,942	—	3,004,942
Indonesia	—	239,854	—	239,854
Mexico	2,271,429	—	—	2,271,429
Russian Federation	—	525,262	—	525,262
South Korea	—	2,997,467	—	2,997,467
Taiwan	—	7,158,421	—	7,158,421
Thailand	—	2,674,673	—	2,674,673
Total Common Stocks	6,734,276	21,808,670	—	28,542,946
Money Market Funds	2,833,522	—	—	2,833,522
Total Investments in Securities	9,567,798	21,808,670	—	31,376,468
Investments in Derivatives
Asset
Futures Contracts	26,833	—	—	26,833
Total	9,594,631	21,808,670	—	31,403,301
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Denmark 4.3%
ALK-Abello AS(a)	3,190	853,922
SimCorp AS	20,204	2,185,110
Total		3,039,032
France 4.1%
Akka Technologies	30,827	997,132
Robertet SA(a)	1,807	1,896,151
Total		2,893,283
Germany 12.1%
Corestate Capital Holding SA(a)	30,159	613,238
Deutsche Beteiligungs AG	18,787	637,939
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,975	1,335,629
Hypoport SE(a)	3,748	1,667,240
Nemetschek SE	24,948	1,714,233
TeamViewer AG(a)	31,872	1,740,278
Washtec AG(a)	19,481	802,823
Total		8,511,380
Ireland 2.0%
UDG Healthcare PLC	160,689	1,428,227
Italy 7.8%
Amplifon SpA(a)	39,420	1,053,106
Carel Industries SpA	90,572	1,665,183
GVS SpA(a)	53,601	623,284
Industria Macchine Automatiche SpA(a),(b)	16,172	972,054
Nexi SpA(a)	65,037	1,127,777
Total		5,441,404
Malta 1.3%
Kindred Group PLC(a)	147,914	892,968
Netherlands 4.6%
BE Semiconductor Industries NV	25,695	1,139,309
IMCD NV	22,366	2,109,100
Total		3,248,409
Spain 2.9%
Befesa SA	33,258	1,296,942
Vidrala SA	7,325	698,498
Total		1,995,440
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 23.2%
AddTech AB, Class B	53,462	2,162,269
Dometic Group AB(a)	124,082	1,121,320
Dustin Group AB	155,530	849,227
Hexagon AB, Class B(a)	40,297	2,366,464
Munters Group AB(a)	299,317	1,687,411
Sectra AB, Class B(a)	58,147	3,313,464
Sweco AB, Class B	76,341	3,446,003
Trelleborg AB, Class B(a)	91,711	1,345,562
Total		16,291,720
Switzerland 9.4%
Belimo Holding AG, Registered Shares	254	1,879,784
Gurit Holding AG	424	621,077
Inficon Holding AG	2,131	1,667,586
Kardex Energy AG	5,361	985,874
LEM Holding SA, Registered Shares	459	679,600
Partners Group Holding AG	858	781,374
Total		6,615,295
Ukraine 0.6%
Kernel Holding SA	36,484	386,288
United Kingdom 24.7%
Abcam PLC	46,802	773,038
Auto Trader Group PLC	210,984	1,373,666
Dechra Pharmaceuticals PLC	56,838	2,001,991
Diploma PLC	80,708	1,794,197
Halma PLC	58,501	1,666,706
Intermediate Capital Group PLC	97,491	1,555,355
Rentokil Initial PLC	409,568	2,589,769
Rightmove PLC	222,340	1,502,917
RWS Holdings PLC	115,175	855,450
Safestore Holdings PLC	105,904	954,575
Spirax-Sarco Engineering PLC	18,793	2,313,606
Total		17,381,270
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	49

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.0%
Inter Parfums, Inc.	15,000	722,250
Total Common Stocks (Cost $49,745,594)		68,846,966

Securities Lending Collateral 0.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.092%(c),(d)	601,387	601,387
Total Securities Lending Collateral (Cost $601,387)		601,387

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(e)	1,216,366	1,216,366
Total Money Market Funds (Cost $1,216,371)		1,216,366
Total Investments in Securities (Cost $51,563,352)		70,664,719
Obligation to Return Collateral for Securities Loaned		(601,387)
Other Assets & Liabilities, Net		195,030
Net Assets		$70,258,362

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2020. The total market value of securities on loan at June 30, 2020 was $574,506.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	3,469,112	17,727,031	(19,979,772)	(5)	1,216,366	351	10,211	1,216,366
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Denmark	—	3,039,032	—	3,039,032
France	—	2,893,283	—	2,893,283
Germany	—	8,511,380	—	8,511,380
Ireland	—	1,428,227	—	1,428,227
Italy	—	5,441,404	—	5,441,404
Malta	—	892,968	—	892,968
Netherlands	—	3,248,409	—	3,248,409
Spain	—	1,995,440	—	1,995,440
Sweden	—	16,291,720	—	16,291,720
Switzerland	—	6,615,295	—	6,615,295
Ukraine	—	386,288	—	386,288
United Kingdom	—	17,381,270	—	17,381,270
United States	722,250	—	—	722,250
Total Common Stocks	722,250	68,124,716	—	68,846,966
Securities Lending Collateral	601,387	—	—	601,387
Money Market Funds	1,216,366	—	—	1,216,366
Total Investments in Securities	2,540,003	68,124,716	—	70,664,719
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	51

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,926,178,921, $1,723,724,962, $225,944,346, $161,856,881, respectively)	$3,848,875,468	$2,175,777,641	$263,942,064	$202,096,282
Affiliated issuers (cost $50,251,246, $73,727,199, $5,643,396, $1,030,158, respectively)	50,266,718	73,754,725	5,644,495	1,030,634
Foreign currency (cost $—, $8,856, $—, $2, respectively)	—	8,856	—	2
Margin deposits on:
Futures contracts	—	6,721,000	—	—
Receivable for:
Investments sold	26,683,984	1,209,920	1,991,538	601,351
Capital shares sold	428,142	166,980	91,629	118,176
Dividends	1,345,352	3,236,531	76,764	436,969
Securities lending income	2,453	153,050	1,250	—
Foreign tax reclaims	5,167	2,310,222	224	85,755
Expense reimbursement due from Investment Manager	1,024	3,269	440	1,107
Prepaid expenses	36,965	23,326	2,602	1,192
Trustees’ deferred compensation plan	3,256,453	1,737,530	310,411	—
Other assets	5,868	9,568	330	9,312
Total assets	3,930,907,594	2,265,112,618	272,061,747	204,380,780
Liabilities
Due upon return of securities on loan	32,820,950	21,620,386	4,076,000	—
Payable for:
Investments purchased	11,438,180	2,340,212	119,021	56
Capital shares purchased	3,142,057	1,519,283	78,263	561,974
Variation margin for futures contracts	—	155,880	—	—
Investment advisory fee	70,530	48,487	6,688	4,943
Distribution and/or service fees	6,541	2,015	394	315
Transfer agent fees	337,718	202,115	25,260	15,666
Administration fees	5,222	3,045	360	278
Trustees’ fees	—	—	299	61,181
Compensation of chief compliance officer	77	—	—	—
Other expenses	185,211	286,543	39,445	40,061
Trustees’ deferred compensation plan	3,256,453	1,737,530	310,411	—
Total liabilities	51,262,939	27,915,496	4,656,141	684,474
Net assets applicable to outstanding capital stock	$3,879,644,655	$2,237,197,122	$267,405,606	$203,696,306
Represented by
Paid in capital	2,844,700,394	1,635,804,842	231,707,677	174,636,472
Total distributable earnings (loss)	1,034,944,261	601,392,280	35,697,929	29,059,834
Total - representing net assets applicable to outstanding capital stock	$3,879,644,655	$2,237,197,122	$267,405,606	$203,696,306
* Includes the value of securities on loan	32,941,685	20,316,271	4,235,117	—
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Class A
Net assets	$748,815,345	$236,288,583	$47,747,109	$39,533,745
Shares outstanding	67,348,082	8,000,433	4,560,383	1,481,291
Net asset value per share(a)	$11.12	$29.53	$10.47	$26.69
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.80	$31.33	$11.11	$28.32
Advisor Class
Net assets	$38,952,957	$22,001,177	$17,040,533	$1,887,064
Shares outstanding	2,600,779	733,341	1,154,760	68,964
Net asset value per share(c)	$14.98	$30.00	$14.76	$27.36
Class C
Net assets	$55,667,273	$13,520,134	$2,676,475	$1,696,943
Shares outstanding	16,055,679	494,334	772,527	70,160
Net asset value per share(a)	$3.47	$27.35	$3.46	$24.19
Institutional Class
Net assets	$2,880,479,761	$1,582,520,875	$137,076,779	$76,102,707
Shares outstanding	203,509,527	53,428,419	10,004,365	2,806,082
Net asset value per share(c)	$14.15	$29.62	$13.70	$27.12
Institutional 2 Class
Net assets	$50,310,908	$145,669,698	$2,714,751	$67,470,565
Shares outstanding	3,320,473	4,920,844	182,267	2,466,155
Net asset value per share(c)	$15.15	$29.60	$14.89	$27.36
Institutional 3 Class
Net assets	$105,418,411	$234,434,017	$60,149,959	$17,005,282
Shares outstanding	6,872,351	7,810,288	3,988,900	621,958
Net asset value per share(c)	$15.34	$30.02	$15.08	$27.34
Class R
Net assets	$—	$2,762,638	$—	$—
Shares outstanding	—	93,600	—	—
Net asset value per share(c)	$—	$29.52	$—	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	53

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $166,663,210, $—, $22,381,001, $50,346,981, respectively)	$211,091,651	$—	$28,542,946	$69,448,353
Affiliated issuers (cost $5,882,397, $1,025,192,982, $2,833,754, $1,216,371, respectively)	5,884,494	1,113,064,548	2,833,522	1,216,366
Margin deposits on:
Futures contracts	—	—	217,300	—
Receivable for:
Investments sold	895,527	—	8,195,319	—
Capital shares sold	8,071	8,412,527	9,223	126,524
Dividends	51,632	918,678	66,786	58,116
Securities lending income	—	—	553	2,264
Foreign tax reclaims	—	—	1,198	160,179
Expense reimbursement due from Investment Manager	—	1,677	960	963
Prepaid expenses	449	5,975	98	679
Trustees’ deferred compensation plan	257,086	—	—	—
Other assets	—	28,608	—	20,454
Total assets	218,188,910	1,122,432,013	39,867,905	71,033,898
Liabilities
Due to custodian	—	—	540	—
Due upon return of securities on loan	—	—	—	601,387
Payable for:
Investments purchased	—	916,363	7,818,599	90,751
Capital shares purchased	229,779	731,568	72,981	24,485
Variation margin for futures contracts	—	—	8,610	—
Investment advisory fee	3,754	3,022	1,104	2,266
Distribution and/or service fees	639	7,376	235	317
Transfer agent fees	21,984	90,023	4,898	7,004
Administration fees	293	1,511	44	95
Trustees’ fees	1,007	203,703	34,838	13,175
Compensation of chief compliance officer	446	—	98	—
Other expenses	41,277	51,288	51,333	36,056
Trustees’ deferred compensation plan	257,086	—	—	—
Total liabilities	556,265	2,004,854	7,993,280	775,536
Net assets applicable to outstanding capital stock	$217,632,645	$1,120,427,159	$31,874,625	$70,258,362
Represented by
Paid in capital	162,049,836	958,445,675	103,960,297	56,755,630
Total distributable earnings (loss)	55,582,809	161,981,484	(72,085,672)	13,502,732
Total - representing net assets applicable to outstanding capital stock	$217,632,645	$1,120,427,159	$31,874,625	$70,258,362
* Includes the value of securities on loan	—	—	—	574,506
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Class A
Net assets	$86,664,985	$336,890,324	$11,823,939	$27,019,602
Shares outstanding	7,460,500	19,594,988	1,064,870	1,291,214
Net asset value per share(a)	$11.62	$17.19	$11.10	$20.93
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.33	$18.24	$11.78	$22.21
Advisor Class
Net assets	$1,328,066	$41,643,088	$410,848	$1,175,793
Shares outstanding	91,332	2,443,186	36,497	55,680
Net asset value per share(c)	$14.54	$17.04	$11.26	$21.12
Class C
Net assets	$2,016,622	$188,898,346	$5,618,899	$4,924,417
Shares outstanding	339,580	10,947,640	516,931	240,198
Net asset value per share(a)	$5.94	$17.25	$10.87	$20.50
Institutional Class
Net assets	$118,507,903	$461,525,830	$13,172,834	$33,457,931
Shares outstanding	8,578,818	27,240,183	1,176,707	1,592,353
Net asset value per share(c)	$13.81	$16.94	$11.19	$21.01
Institutional 2 Class
Net assets	$3,226,144	$89,333,427	$245,735	$3,677,137
Shares outstanding	220,199	5,234,141	21,766	172,966
Net asset value per share(c)	$14.65	$17.07	$11.29	$21.26
Institutional 3 Class
Net assets	$5,888,925	$2,136,144	$602,370	$3,482
Shares outstanding	396,726	125,335	53,836	166
Net asset value per share(c)	$14.84	$17.04	$11.19	$20.92(d)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	55

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$13,114,619	$19,523,820	$891,301	$1,443,191
Dividends — affiliated issuers	482,021	317,613	65,450	29,441
Income from securities lending — net	131,734	774,592	3,548	10,471
Foreign taxes withheld	(24,412)	(1,797,874)	(5,560)	(135,910)
Total income	13,703,962	18,818,151	954,739	1,347,193
Expenses:
Investment advisory fee	12,558,424	8,972,190	1,221,332	752,669
Distribution and/or service fees
Class A	898,771	304,354	59,618	44,683
Class C	288,969	71,984	13,607	9,436
Class R	—	7,224	—	—
Transfer agent fees
Class A	323,962	139,200	29,027	24,326
Advisor Class	17,502	10,807	10,242	1,209
Class C	26,028	8,227	1,657	1,269
Institutional Class	1,249,326	923,495	82,225	52,106
Institutional 2 Class	13,875	42,384	761	11,578
Institutional 3 Class	3,150	7,992	2,193	689
Class R	—	1,653	—	—
Administration fees	924,726	561,725	65,534	42,131
Trustees’ fees	232,980	146,824	17,280	—
Custodian fees	12,572	214,313	4,445	15,812
Printing and postage fees	85,042	91,465	16,291	14,320
Registration fees	49,850	52,467	42,012	47,586
Audit fees	21,322	46,933	16,349	16,453
Legal fees	425,295	268,481	30,683	18,072
Compensation of chief compliance officer	8,513	5,515	630	322
Other	119,231	88,754	11,009	7,600
Total expenses	17,259,538	11,965,987	1,624,895	1,060,261
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(140,747)	(575,041)	(65,297)	(146,321)
Fees waived by transfer agent
Institutional 2 Class	(790)	(3,921)	(277)	(2,267)
Institutional 3 Class	—	(2,794)	(2,193)	(692)
Total net expenses	17,118,001	11,384,231	1,557,128	910,981
Net investment income (loss)	(3,414,039)	7,433,920	(602,389)	436,212
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	119,998,267	161,894,339	387,061	(9,304,964)
Investments — affiliated issuers	(64,059)	(16,894)	(3,097)	(3,154)
Foreign currency translations	—	(150,131)	—	26,004
Futures contracts	278,742	16,049,936	141,608	—
Net realized gain (loss)	120,212,950	177,777,250	525,572	(9,282,114)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(92,480,878)	(440,898,305)	(24,464,122)	1,651,999
Investments — affiliated issuers	15,472	27,526	1,099	476
Foreign currency translations	—	(43,649)	—	(4,972)
Futures contracts	—	867,976	—	—
Net change in unrealized appreciation (depreciation)	(92,465,406)	(440,046,452)	(24,463,023)	1,647,503
Net realized and unrealized gain (loss)	27,747,544	(262,269,202)	(23,937,451)	(7,634,611)
Net increase (decrease) in net assets resulting from operations	$24,333,505	$(254,835,282)	$(24,539,840)	$(7,198,399)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$633,355	$—	$355,072	$476,661
Dividends — affiliated issuers	36,963	7,864,726	10,936	10,211
Income from securities lending — net	1,037	—	3,942	22,929
Foreign taxes withheld	—	—	(34,969)	(55,350)
Total income	671,355	7,864,726	334,981	454,451
Expenses:
Investment advisory fee	978,859	422,468	253,903	440,704
Distribution and/or service fees
Class A	106,634	321,465	19,245	34,136
Class C	11,380	819,674	30,244	25,264
Transfer agent fees
Class A	57,475	126,462	10,986	15,638
Advisor Class	1,049	12,458	456	812
Class C	1,529	80,623	4,391	2,897
Institutional Class	77,345	166,936	12,033	21,559
Institutional 2 Class	808	17,199	367	756
Institutional 3 Class	947	118	56	1
Administration fees	57,340	210,518	10,105	18,430
Trustees’ fees	15,643	6,823	—	1,535
Custodian fees	2,328	944	18,288	12,204
Printing and postage fees	17,690	34,702	12,945	9,361
Registration fees	40,702	67,524	46,183	29,920
Audit fees	16,306	7,151	21,210	16,349
Legal fees	29,868	86,784	5,815	9,146
Line of credit interest	—	322	7	207
Compensation of chief compliance officer	973	1,511	204	193
Other	15,219	22,731	2,955	7,497
Total expenses	1,432,095	2,406,413	449,393	646,609
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(241,836)	(227,734)	(136,647)	(143,454)
Fees waived by transfer agent
Institutional 2 Class	(51)	—	—	(223)
Institutional 3 Class	(89)	—	—	(1)
Total net expenses	1,190,119	2,178,679	312,746	502,931
Net investment income (loss)	(518,764)	5,686,047	22,235	(48,480)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,861,139	—	(2,690,957)	2,666,972
Investments — affiliated issuers	(9,350)	53,698,429	(687)	351
Capital gain distributions from underlying affiliated funds	—	16,871,998	—	—
Foreign currency translations	—	—	(75,311)	(19,898)
Futures contracts	3,689,005	—	(543,282)	—
Net realized gain (loss)	12,540,794	70,570,427	(3,310,237)	2,647,425
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,233,464)	—	(6,049,229)	(12,031,776)
Investments — affiliated issuers	2,097	44,078,259	(232)	(5)
Foreign currency translations	—	—	(20,515)	(1,064)
Futures contracts	—	—	26,833	—
Net change in unrealized appreciation (depreciation)	(2,231,367)	44,078,259	(6,043,143)	(12,032,845)
Net realized and unrealized gain (loss)	10,309,427	114,648,686	(9,353,380)	(9,385,420)
Net increase (decrease) in net assets resulting from operations	$9,790,663	$120,334,733	$(9,331,145)	$(9,433,900)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	57

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(3,414,039)	$(5,038,865)	$7,433,920	$26,459,641
Net realized gain	120,212,950	537,959,386	177,777,250	189,362,155
Net change in unrealized appreciation (depreciation)	(92,465,406)	439,927,446	(440,046,452)	485,609,937
Net increase (decrease) in net assets resulting from operations	24,333,505	972,847,967	(254,835,282)	701,431,733
Distributions to shareholders
Net investment income and net realized gains
Class A	(44,986,660)	(110,582,346)	(12,093,114)	(33,066,056)
Advisor Class	(1,779,215)	(4,615,704)	(1,123,821)	(1,425,903)
Class C	(9,659,239)	(24,489,308)	(745,821)	(2,146,649)
Institutional Class	(137,826,128)	(344,231,371)	(82,028,834)	(213,404,097)
Institutional 2 Class	(2,228,265)	(5,227,592)	(7,523,187)	(21,058,497)
Institutional 3 Class	(4,495,627)	(7,796,098)	(11,599,567)	(27,606,607)
Class R	—	—	(137,869)	(374,176)
Total distributions to shareholders	(200,975,134)	(496,942,419)	(115,252,213)	(299,081,985)
Decrease in net assets from capital stock activity	(102,876,628)	(115,107,691)	(106,963,561)	(213,532,913)
Total increase (decrease) in net assets	(279,518,257)	360,797,857	(477,051,056)	188,816,835
Net assets at beginning of period	4,159,162,912	3,798,365,055	2,714,248,178	2,525,431,343
Net assets at end of period	$3,879,644,655	$4,159,162,912	$2,237,197,122	$2,714,248,178
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®		Columbia Acorn International SelectSM
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(602,389)	$(644,036)	$436,212	$698,274
Net realized gain (loss)	525,572	31,861,458	(9,282,114)	9,151,599
Net change in unrealized appreciation (depreciation)	(24,463,023)	49,992,890	1,647,503	27,625,785
Net increase (decrease) in net assets resulting from operations	(24,539,840)	81,210,312	(7,198,399)	37,475,658
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,480,132)	(7,620,982)	(137,241)	(3,162,237)
Advisor Class	(377,410)	(1,842,281)	(6,211)	(194,771)
Class C	(246,698)	(1,208,980)	(6,451)	(214,120)
Institutional Class	(3,262,723)	(16,965,767)	(262,013)	(7,922,245)
Institutional 2 Class	(55,333)	(383,196)	(225,716)	(289,819)
Institutional 3 Class	(1,269,709)	(6,484,915)	(53,063)	(1,214,883)
Total distributions to shareholders	(6,692,005)	(34,506,121)	(690,695)	(12,998,075)
Increase (decrease) in net assets from capital stock activity	(10,760,856)	(13,299,648)	63,426,769	14,414,867
Total increase (decrease) in net assets	(41,992,701)	33,404,543	55,537,675	38,892,450
Net assets at beginning of period	309,398,307	275,993,764	148,158,631	109,266,181
Net assets at end of period	$267,405,606	$309,398,307	$203,696,306	$148,158,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	59

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(518,764)	$(715,138)	$5,686,047	$12,117,664
Net realized gain	12,540,794	31,548,954	70,570,427	35,238,644
Net change in unrealized appreciation (depreciation)	(2,231,367)	35,028,294	44,078,259	47,454,371
Net increase in net assets resulting from operations	9,790,663	65,862,110	120,334,733	94,810,679
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,480,863)	(9,817,828)	(3,746,907)	(11,138,390)
Advisor Class	(37,532)	(175,832)	(455,554)	(822,651)
Class C	(109,857)	(557,316)	(2,168,982)	(6,895,240)
Institutional Class	(3,090,266)	(11,309,913)	(5,254,336)	(15,210,441)
Institutional 2 Class	(65,972)	(227,384)	(946,397)	(2,004,840)
Institutional 3 Class	(1,885,205)	(2,234,860)	(24,590)	(45,752)
Total distributions to shareholders	(7,669,695)	(24,323,133)	(12,596,766)	(36,117,314)
Increase (decrease) in net assets from capital stock activity	(38,335,318)	(23,086,627)	288,300,420	23,842,525
Total increase (decrease) in net assets	(36,214,350)	18,452,350	396,038,387	82,535,890
Net assets at beginning of period	253,846,995	235,394,645	724,388,772	641,852,882
Net assets at end of period	$217,632,645	$253,846,995	$1,120,427,159	$724,388,772
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$22,235	$186,997	$(48,480)	$354,347
Net realized gain (loss)	(3,310,237)	(885,529)	2,647,425	1,654,113
Net change in unrealized appreciation (depreciation)	(6,043,143)	11,492,096	(12,032,845)	27,314,511
Net increase (decrease) in net assets resulting from operations	(9,331,145)	10,793,564	(9,433,900)	29,322,971
Distributions to shareholders
Net investment income and net realized gains
Class A	—	—	(160,959)	(264,373)
Advisor Class	—	—	(7,030)	(18,540)
Class C	—	—	(30,429)	(12,781)
Institutional Class	—	—	(199,953)	(509,487)
Institutional 2 Class	—	—	(22,104)	(20,361)
Institutional 3 Class	—	—	(21)	(218)
Total distributions to shareholders	—	—	(420,496)	(825,760)
Decrease in net assets from capital stock activity	(15,430,866)	(13,243,197)	(13,149,439)	(3,740,595)
Total increase (decrease) in net assets	(24,762,011)	(2,449,633)	(23,003,835)	24,756,616
Net assets at beginning of period	56,636,636	59,086,269	93,262,197	68,505,581
Net assets at end of period	$31,874,625	$56,636,636	$70,258,362	$93,262,197
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	61

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,063,813	22,250,286	4,133,500	49,889,518	241,457	6,931,668	677,087	22,088,511
Distributions reinvested	3,687,068	41,221,415	8,657,230	101,720,934	389,132	11,561,097	970,899	31,720,047
Redemptions	(7,644,236)	(82,515,526)	(15,689,169)	(189,802,211)	(1,631,261)	(48,064,420)	(2,698,710)	(88,374,572)
Net decrease	(1,893,355)	(19,043,825)	(2,898,439)	(38,191,759)	(1,000,672)	(29,571,655)	(1,050,724)	(34,566,014)
Advisor Class
Subscriptions	178,416	2,537,077	634,032	9,825,645	478,999	15,232,329	208,923	6,902,364
Distributions reinvested	104,049	1,565,939	267,774	4,133,765	37,235	1,123,760	42,987	1,423,610
Redemptions	(533,117)	(7,728,089)	(1,016,953)	(15,975,063)	(150,124)	(4,246,940)	(311,685)	(10,230,546)
Net increase (decrease)	(250,652)	(3,625,073)	(115,147)	(2,015,653)	366,110	12,109,149	(59,775)	(1,904,572)
Class C
Subscriptions	573,093	2,071,656	1,119,825	5,491,211	11,532	308,595	29,066	886,533
Distributions reinvested	2,618,502	9,138,580	5,251,248	23,102,168	26,561	731,208	68,676	2,086,897
Redemptions	(3,901,645)	(14,576,423)	(6,921,008)	(34,594,301)	(131,143)	(3,613,672)	(336,100)	(10,292,732)
Net decrease	(710,050)	(3,366,187)	(549,935)	(6,000,922)	(93,050)	(2,573,869)	(238,358)	(7,319,302)
Institutional Class
Subscriptions	2,339,443	32,152,760	5,282,488	78,653,539	1,521,932	44,257,746	3,027,722	97,126,882
Distributions reinvested	8,898,685	126,628,315	21,464,688	314,291,159	2,166,008	64,546,951	5,165,099	169,181,217
Redemptions	(19,765,812)	(268,163,669)	(31,681,570)	(472,045,610)	(7,129,547)	(200,647,672)	(13,128,298)	(430,557,597)
Net decrease	(8,527,684)	(109,382,594)	(4,934,394)	(79,100,912)	(3,441,607)	(91,842,975)	(4,935,477)	(164,249,498)
Institutional 2 Class
Subscriptions	506,927	7,355,055	1,259,715	19,821,837	223,430	6,428,383	1,727,791	55,959,823
Distributions reinvested	146,165	2,226,100	335,376	5,227,592	99,447	2,961,542	291,169	9,522,689
Redemptions	(621,009)	(8,846,784)	(1,005,277)	(15,963,671)	(771,459)	(22,447,905)	(2,091,836)	(68,276,761)
Net increase (decrease)	32,083	734,371	589,814	9,085,758	(448,582)	(13,057,980)	(72,876)	(2,794,249)
Institutional 3 Class
Subscriptions	5,443,242	69,564,837	3,890,545	60,686,076	2,887,153	74,318,705	2,923,055	94,591,351
Distributions reinvested	290,469	4,479,024	493,331	7,781,931	289,262	8,732,830	612,009	20,271,580
Redemptions	(2,983,758)	(42,237,181)	(4,198,217)	(67,352,210)	(2,272,403)	(64,718,833)	(3,297,334)	(110,042,832)
Net increase	2,749,953	31,806,680	185,659	1,115,797	904,012	18,332,702	237,730	4,820,099
Class R
Subscriptions	—	—	—	—	5,807	166,960	30,713	995,788
Distributions reinvested	—	—	—	—	4,563	135,529	10,724	350,523
Redemptions	—	—	—	—	(24,750)	(661,422)	(274,820)	(8,865,688)
Net decrease	—	—	—	—	(14,380)	(358,933)	(233,383)	(7,519,377)
Total net decrease	(8,599,705)	(102,876,628)	(7,722,442)	(115,107,691)	(3,728,169)	(106,963,561)	(6,352,863)	(213,532,913)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®				Columbia Acorn International SelectSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	191,132	1,932,980	491,865	5,786,792	530,896	13,502,826	347,272	9,462,114
Distributions reinvested	133,006	1,417,839	634,698	7,303,655	5,031	134,560	109,077	3,076,483
Redemptions	(602,899)	(6,046,820)	(1,072,140)	(12,603,235)	(365,546)	(8,538,450)	(257,870)	(7,091,324)
Net increase (decrease)	(278,761)	(2,696,001)	54,423	487,212	170,381	5,098,936	198,479	5,447,273
Advisor Class
Subscriptions	95,337	1,332,897	120,871	1,933,694	28,888	781,857	79,526	2,161,624
Distributions reinvested	25,127	377,410	115,785	1,842,281	226	6,202	6,747	194,489
Redemptions	(142,867)	(1,934,390)	(117,952)	(1,888,811)	(29,511)	(737,582)	(66,954)	(1,894,157)
Net increase (decrease)	(22,403)	(224,083)	118,704	1,887,164	(397)	50,477	19,319	461,956
Class C
Subscriptions	71,381	251,847	92,806	473,031	3,475	81,889	15,892	397,853
Distributions reinvested	67,282	237,506	274,808	1,182,883	265	6,425	8,233	211,391
Redemptions	(141,791)	(501,698)	(612,117)	(2,976,839)	(29,443)	(630,418)	(56,413)	(1,390,018)
Net decrease	(3,128)	(12,345)	(244,503)	(1,320,925)	(25,703)	(542,104)	(32,288)	(780,774)
Institutional Class
Subscriptions	209,397	2,683,849	675,875	10,092,246	301,791	7,641,171	722,561	20,085,054
Distributions reinvested	224,587	3,132,986	1,087,911	16,120,066	8,638	234,700	249,415	7,131,691
Redemptions	(890,671)	(11,767,437)	(2,853,692)	(42,620,474)	(570,427)	(14,336,496)	(820,978)	(22,993,971)
Net increase (decrease)	(456,687)	(5,950,602)	(1,089,906)	(16,408,162)	(259,998)	(6,460,625)	150,998	4,222,774
Institutional 2 Class
Subscriptions	41,195	595,134	70,285	1,123,435	2,552,029	65,920,824	69,064	1,956,202
Distributions reinvested	3,648	55,310	23,915	383,079	8,235	225,716	10,034	289,564
Redemptions	(93,882)	(1,500,967)	(103,044)	(1,613,701)	(210,123)	(5,228,635)	(13,076)	(375,971)
Net increase (decrease)	(49,039)	(850,523)	(8,844)	(107,187)	2,350,141	60,917,905	66,022	1,869,795
Institutional 3 Class
Subscriptions	265,092	4,019,907	548,567	8,889,451	281,563	7,774,313	215,978	6,017,663
Distributions reinvested	82,632	1,268,396	399,438	6,478,123	1,931	52,896	42,076	1,212,536
Redemptions	(438,012)	(6,315,605)	(810,994)	(13,205,324)	(135,963)	(3,465,029)	(143,101)	(4,036,356)
Net increase (decrease)	(90,288)	(1,027,302)	137,011	2,162,250	147,531	4,362,180	114,953	3,193,843
Total net increase (decrease)	(900,306)	(10,760,856)	(1,033,115)	(13,299,648)	2,381,955	63,426,769	517,483	14,414,867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	63

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	169,308	1,821,331	310,595	3,646,132	7,336,101	120,102,688	3,581,278	53,531,987
Distributions reinvested	226,739	2,201,633	738,947	8,744,433	205,143	3,565,383	696,942	10,498,008
Redemptions	(978,242)	(10,593,107)	(1,798,929)	(21,114,961)	(2,838,989)	(44,971,753)	(3,367,020)	(50,214,156)
Net increase (decrease)	(582,195)	(6,570,143)	(749,387)	(8,724,396)	4,702,255	78,696,318	911,200	13,815,839
Advisor Class
Subscriptions	4,122	55,872	21,953	314,901	2,080,011	33,499,896	973,291	13,978,579
Distributions reinvested	3,089	37,531	11,997	175,831	26,013	448,211	55,095	821,970
Redemptions	(50,591)	(644,820)	(241,031)	(3,217,568)	(745,727)	(11,446,590)	(806,540)	(11,813,803)
Net increase (decrease)	(43,380)	(551,417)	(207,081)	(2,726,836)	1,360,297	22,501,517	221,846	2,986,746
Class C
Subscriptions	12,882	71,734	43,809	288,185	1,795,093	29,757,935	832,275	12,480,689
Distributions reinvested	18,807	93,479	75,190	477,504	103,059	1,798,380	370,397	5,611,576
Redemptions	(145,513)	(822,393)	(310,195)	(2,073,320)	(1,197,774)	(19,162,211)	(2,871,430)	(42,896,426)
Net increase (decrease)	(113,824)	(657,180)	(191,196)	(1,307,631)	700,378	12,394,104	(1,668,758)	(24,804,161)
Institutional Class
Subscriptions	198,564	2,551,551	381,259	5,311,586	11,868,989	189,482,495	5,266,201	76,965,586
Distributions reinvested	249,708	2,881,627	753,611	10,530,126	237,554	4,066,930	778,189	11,538,524
Redemptions	(997,884)	(12,840,950)	(1,936,667)	(26,456,006)	(4,049,546)	(61,092,085)	(5,410,758)	(79,342,105)
Net increase (decrease)	(549,612)	(7,407,772)	(801,797)	(10,614,294)	8,056,997	132,457,340	633,632	9,162,005
Institutional 2 Class
Subscriptions	51,828	733,408	57,886	833,240	4,098,000	65,601,056	2,180,445	32,262,973
Distributions reinvested	5,387	65,937	15,358	227,265	54,864	946,397	134,270	2,004,839
Redemptions	(28,255)	(388,772)	(41,927)	(609,157)	(1,638,560)	(25,443,701)	(794,328)	(11,886,178)
Net increase	28,960	410,573	31,317	451,348	2,514,304	41,103,752	1,520,387	22,381,634
Institutional 3 Class
Subscriptions	3,950,608	43,244,802	3,695,613	51,857,064	81,106	1,332,748	58,523	828,161
Distributions reinvested	152,030	1,885,170	149,922	2,234,741	1,426	24,554	3,059	45,602
Redemptions	(5,050,947)	(68,689,351)	(3,657,932)	(54,256,623)	(13,145)	(209,913)	(39,256)	(573,301)
Net increase (decrease)	(948,309)	(23,559,379)	187,603	(164,818)	69,387	1,147,389	22,326	300,462
Total net increase (decrease)	(2,208,360)	(38,335,318)	(1,730,541)	(23,086,627)	17,403,618	288,300,420	1,640,633	23,842,525
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM				Columbia Acorn European FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	129,071	1,507,853	389,408	4,556,362	296,582	6,191,036	588,163	11,883,992
Distributions reinvested	—	—	—	—	7,687	160,744	11,556	254,820
Redemptions	(814,874)	(8,659,926)	(728,785)	(8,618,320)	(494,273)	(9,440,177)	(587,839)	(10,901,694)
Net increase (decrease)	(685,803)	(7,152,073)	(339,377)	(4,061,958)	(190,004)	(3,088,397)	11,880	1,237,118
Advisor Class
Subscriptions	6,423	71,572	8,788	102,728	10,058	212,174	45,419	904,047
Distributions reinvested	—	—	—	—	332	7,010	833	18,503
Redemptions	(30,654)	(331,109)	(24,340)	(289,309)	(38,657)	(675,458)	(57,731)	(1,073,237)
Net decrease	(24,231)	(259,537)	(15,552)	(186,581)	(28,267)	(456,274)	(11,479)	(150,687)
Class C
Subscriptions	4,958	54,430	22,883	265,684	6,953	149,307	21,243	401,532
Distributions reinvested	—	—	—	—	1,483	30,396	589	12,768
Redemptions	(101,828)	(1,119,876)	(268,741)	(3,112,294)	(47,498)	(847,785)	(314,829)	(5,716,994)
Net decrease	(96,870)	(1,065,446)	(245,858)	(2,846,610)	(39,062)	(668,082)	(292,997)	(5,302,694)
Institutional Class
Subscriptions	39,552	433,142	125,924	1,492,856	140,753	2,813,570	792,207	14,929,566
Distributions reinvested	—	—	—	—	9,440	198,135	22,896	506,245
Redemptions	(573,112)	(5,877,237)	(777,599)	(9,170,301)	(754,538)	(13,452,656)	(721,406)	(13,775,797)
Net increase (decrease)	(533,560)	(5,444,095)	(651,675)	(7,677,445)	(604,345)	(10,440,951)	93,697	1,660,014
Institutional 2 Class
Subscriptions	24,152	301,307	126,385	1,588,565	136,433	2,582,626	42,517	875,563
Distributions reinvested	—	—	—	—	1,040	22,084	909	20,321
Redemptions	(167,621)	(1,672,250)	(8,031)	(96,730)	(59,734)	(1,088,218)	(110,095)	(2,092,686)
Net increase (decrease)	(143,469)	(1,370,943)	118,354	1,491,835	77,739	1,516,492	(66,669)	(1,196,802)
Institutional 3 Class
Subscriptions	8,369	92,203	21,739	259,887	41	743	773	13,848
Distributions reinvested	—	—	—	—	—	—	8	176
Redemptions	(22,025)	(230,975)	(18,691)	(222,325)	(741)	(12,970)	(81)	(1,568)
Net increase (decrease)	(13,656)	(138,772)	3,048	37,562	(700)	(12,227)	700	12,456
Total net decrease	(1,497,589)	(15,430,866)	(1,131,060)	(13,243,197)	(784,639)	(13,149,439)	(264,868)	(3,740,595)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	65

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.71	(0.02)	0.13	0.11	(0.70)	(0.70)
Year Ended 12/31/2019	$10.65	(0.04)	2.78	2.74	(1.68)	(1.68)
Year Ended 12/31/2018	$12.92	(0.03)	(0.48)	(0.51)	(1.76)	(1.76)
Year Ended 12/31/2017	$13.35	(0.02)	3.23	3.21	(3.64)	(3.64)
Year Ended 12/31/2016	$17.63	(0.03)	1.73	1.70	(5.98)	(5.98)
Year Ended 12/31/2015	$30.30	(0.12)	(0.27)(f)	(0.39)	(12.28)	(12.28)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$15.52	(0.01)	0.17	0.16	(0.70)	(0.70)
Year Ended 12/31/2019	$13.63	(0.01)	3.58	3.57	(1.68)	(1.68)
Year Ended 12/31/2018	$16.06	0.01	(0.64)	(0.63)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.83	0.02	3.85	3.87	(3.64)	(3.64)
Year Ended 12/31/2016	$19.84	0.00(g)	1.97	1.97	(5.98)	(5.98)
Year Ended 12/31/2015	$32.51	(0.07)	(0.32)(f)	(0.39)	(12.28)	(12.28)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$4.14	(0.02)	0.05	0.03	(0.70)	(0.70)
Year Ended 12/31/2019	$4.69	(0.05)	1.18	1.13	(1.68)	(1.68)
Year Ended 12/31/2018	$6.58	(0.06)	(0.17)	(0.23)	(1.66)	(1.66)
Year Ended 12/31/2017	$8.34	(0.08)	1.96	1.88	(3.64)	(3.64)
Year Ended 12/31/2016	$13.16	(0.11)	1.27	1.16	(5.98)	(5.98)
Year Ended 12/31/2015	$25.92	(0.27)	(0.21)(f)	(0.48)	(12.28)	(12.28)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$14.70	(0.01)	0.16	0.15	(0.70)	(0.70)
Year Ended 12/31/2019	$12.98	(0.01)	3.41	3.40	(1.68)	(1.68)
Year Ended 12/31/2018	$15.39	0.01	(0.62)	(0.61)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.29	0.02	3.72	3.74	(3.64)	(3.64)
Year Ended 12/31/2016	$19.34	0.01	1.92	1.93	(5.98)	(5.98)
Year Ended 12/31/2015	$31.95	(0.04)	(0.29)(f)	(0.33)	(12.28)	(12.28)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.69	(0.01)	0.17	0.16	(0.70)	(0.70)
Year Ended 12/31/2019	$13.76	(0.00)(g)	3.61	3.61	(1.68)	(1.68)
Year Ended 12/31/2018	$16.20	0.01	(0.65)	(0.64)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.94	0.02	3.88	3.90	(3.64)	(3.64)
Year Ended 12/31/2016	$19.92	0.01	1.99	2.00	(5.98)	(5.98)
Year Ended 12/31/2015	$32.55	(0.04)	(0.31)(f)	(0.35)	(12.28)	(12.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.12	0.93%(b)	1.12%(c)	1.11%(c)	(0.37%)(c)	47%	$748,815
Year Ended 12/31/2019	$11.71	26.21%(b)	1.11%	1.10%(d)	(0.30%)	101%	$810,966
Year Ended 12/31/2018	$10.65	(5.22%)(b)	1.10%	1.08%(d)	(0.20%)	66%	$768,031
Year Ended 12/31/2017	$12.92	24.91%	1.09%	1.08%(d)	(0.13%)	72%	$830,454
Year Ended 12/31/2016	$13.35	10.06%	1.10%(e)	1.10%(e)	(0.21%)	85%	$931,460
Year Ended 12/31/2015	$17.63	(1.87%)	1.08%	1.08%	(0.39%)	21%	$1,388,893
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.98	1.03%(b)	0.87%(c)	0.86%(c)	(0.13%)(c)	47%	$38,953
Year Ended 12/31/2019	$15.52	26.58%(b)	0.86%	0.85%(d)	(0.05%)	101%	$44,248
Year Ended 12/31/2018	$13.63	(5.00%)(b)	0.85%	0.83%(d)	0.05%	66%	$40,425
Year Ended 12/31/2017	$16.06	25.19%	0.84%	0.83%(d)	0.12%	72%	$38,588
Year Ended 12/31/2016	$15.83	10.32%	0.89%(e)	0.89%(e)	0.00%(g)	85%	$33,378
Year Ended 12/31/2015	$19.84	(1.75%)	0.89%	0.89%	(0.23%)	21%	$50,335
Class C
Six Months Ended 6/30/2020 (Unaudited)	$3.47	0.69%(b)	1.87%(c)	1.86%(c)	(1.12%)(c)	47%	$55,667
Year Ended 12/31/2019	$4.14	25.12%(b)	1.86%	1.85%(d)	(1.05%)	101%	$69,471
Year Ended 12/31/2018	$4.69	(5.86%)(b)	1.85%	1.82%(d)	(0.94%)	66%	$81,149
Year Ended 12/31/2017	$6.58	23.88%	1.84%	1.83%(d)	(0.88%)	72%	$246,450
Year Ended 12/31/2016	$8.34	9.29%	1.84%(e)	1.84%(e)	(0.95%)	85%	$302,119
Year Ended 12/31/2015	$13.16	(2.57%)	1.80%	1.80%	(1.11%)	21%	$456,348
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$14.15	1.01%(b)	0.87%(c)	0.86%(c)	(0.12%)(c)	47%	$2,880,480
Year Ended 12/31/2019	$14.70	26.60%(b)	0.86%	0.85%(d)	(0.05%)	101%	$3,117,486
Year Ended 12/31/2018	$12.98	(5.09%)(b)	0.85%	0.83%(d)	0.05%	66%	$2,816,948
Year Ended 12/31/2017	$15.39	25.24%	0.84%	0.83%(d)	0.12%	72%	$3,407,214
Year Ended 12/31/2016	$15.29	10.39%	0.82%(e)	0.82%(e)	0.07%	85%	$3,425,935
Year Ended 12/31/2015	$19.34	(1.57%)	0.80%	0.80%	(0.11%)	21%	$5,062,313
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.15	1.01%(b)	0.84%(c)	0.82%(c)	(0.08%)(c)	47%	$50,311
Year Ended 12/31/2019	$15.69	26.63%(b)	0.83%	0.82%	(0.02%)	101%	$51,584
Year Ended 12/31/2018	$13.76	(5.00%)(b)	0.81%	0.80%	0.08%	66%	$37,124
Year Ended 12/31/2017	$16.20	25.21%	0.82%	0.81%	0.14%	72%	$67,932
Year Ended 12/31/2016	$15.94	10.43%	0.81%(e)	0.81%(e)	0.08%	85%	$45,475
Year Ended 12/31/2015	$19.92	(1.60%)	0.77%	0.77%	(0.11%)	21%	$76,412
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	67

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.87	(0.00)(g)	0.17	0.17	(0.70)	(0.70)
Year Ended 12/31/2019	$13.89	0.00(g)	3.66	3.66	(1.68)	(1.68)
Year Ended 12/31/2018	$16.34	0.02	(0.66)	(0.64)	(1.81)	(1.81)
Year Ended 12/31/2017	$16.04	0.03	3.91	3.94	(3.64)	(3.64)
Year Ended 12/31/2016	$20.00	0.02	2.00	2.02	(5.98)	(5.98)
Year Ended 12/31/2015	$32.61	(0.02)	(0.31)(f)	(0.33)	(12.28)	(12.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.34	1.07%(b)	0.79%(c)	0.78%(c)	(0.06%)(c)	47%	$105,418
Year Ended 12/31/2019	$15.87	26.74%(b)	0.78%	0.77%	0.03%	101%	$65,408
Year Ended 12/31/2018	$13.89	(4.98%)(b)	0.76%	0.76%	0.13%	66%	$54,688
Year Ended 12/31/2017	$16.34	25.31%	0.76%	0.76%	0.19%	72%	$47,536
Year Ended 12/31/2016	$16.04	10.50%	0.76%(e)	0.76%(e)	0.12%	85%	$79,518
Year Ended 12/31/2015	$20.00	(1.54%)	0.73%	0.73%	(0.06%)	21%	$130,546
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	69

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$34.20	0.06	(3.17)	(3.11)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.48	0.25	8.19	8.44	(0.65)	(3.07)	(3.72)
Year Ended 12/31/2018	$46.51	0.23	(7.41)	(7.18)	(0.29)	(9.56)	(9.85)
Year Ended 12/31/2017	$37.71	0.25	11.71	11.96	(0.67)	(2.49)	(3.16)
Year Ended 12/31/2016	$39.08	0.35	(1.31)	(0.96)	(0.15)	(0.26)	(0.41)
Year Ended 12/31/2015	$41.68	0.39	(1.02)	(0.63)	(0.40)	(1.57)	(1.97)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$34.67	0.12	(3.23)	(3.11)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.84	0.33	8.30	8.63	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.95	0.46	(7.61)	(7.15)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$38.03	0.36	11.82	12.18	(0.77)	(2.49)	(3.26)
Year Ended 12/31/2016	$39.41	0.48	(1.38)	(0.90)	(0.22)	(0.26)	(0.48)
Year Ended 12/31/2015	$42.02	0.47	(1.03)	(0.56)	(0.48)	(1.57)	(2.05)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$31.92	(0.05)	(2.96)	(3.01)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$27.63	0.00(f)	7.65	7.65	(0.29)	(3.07)	(3.36)
Year Ended 12/31/2018	$44.57	(0.05)	(7.09)	(7.14)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$36.18	(0.06)	11.20	11.14	(0.26)	(2.49)	(2.75)
Year Ended 12/31/2016	$37.65	0.05	(1.26)	(1.21)	—	(0.26)	(0.26)
Year Ended 12/31/2015	$40.20	0.07	(0.97)	(0.90)	(0.08)	(1.57)	(1.65)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$34.25	0.10	(3.17)	(3.07)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.51	0.33	8.21	8.54	(0.73)	(3.07)	(3.80)
Year Ended 12/31/2018	$46.57	0.34	(7.44)	(7.10)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$37.74	0.37	11.73	12.10	(0.78)	(2.49)	(3.27)
Year Ended 12/31/2016	$39.12	0.44	(1.32)	(0.88)	(0.24)	(0.26)	(0.50)
Year Ended 12/31/2015	$41.73	0.51	(1.03)	(0.52)	(0.52)	(1.57)	(2.09)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$34.22	0.11	(3.17)	(3.06)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.49	0.35	8.20	8.55	(0.75)	(3.07)	(3.82)
Year Ended 12/31/2018	$46.54	0.37	(7.43)	(7.06)	(0.43)	(9.56)	(9.99)
Year Ended 12/31/2017	$37.72	0.38	11.72	12.10	(0.79)	(2.49)	(3.28)
Year Ended 12/31/2016	$39.10	0.44	(1.30)	(0.86)	(0.26)	(0.26)	(0.52)
Year Ended 12/31/2015	$41.71	0.54	(1.05)	(0.51)	(0.53)	(1.57)	(2.10)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$34.67	0.13	(3.22)	(3.09)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.83	0.37	8.30	8.67	(0.76)	(3.07)	(3.83)
Year Ended 12/31/2018	$46.95	0.51	(7.62)	(7.11)	(0.45)	(9.56)	(10.01)
Year Ended 12/31/2017	$38.02	0.40	11.83	12.23	(0.81)	(2.49)	(3.30)
Year Ended 12/31/2016	$39.41	0.47	(1.32)	(0.85)	(0.28)	(0.26)	(0.54)
Year Ended 12/31/2015	$42.02	0.53	(1.01)	(0.48)	(0.56)	(1.57)	(2.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$29.53	(9.12%)(b)	1.29%(c)	1.24%(c)	0.41%(c)	36%	$236,289
Year Ended 12/31/2019	$34.20	29.56%(b)	1.27%(d)	1.24%(d),(e)	0.76%	32%	$307,872
Year Ended 12/31/2018	$29.48	(16.13%)(b)	1.25%(d)	1.24%(d),(e)	0.51%	32%	$296,349
Year Ended 12/31/2017	$46.51	31.91%	1.23%	1.20%(e)	0.56%	37%	$465,830
Year Ended 12/31/2016	$37.71	(2.51%)	1.27%	1.23%	0.90%	46%	$576,235
Year Ended 12/31/2015	$39.08	(1.59%)	1.28%	1.24%	0.93%	50%	$812,479
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$30.00	(8.99%)(b)	1.05%(c)	0.99%(c)	0.82%(c)	36%	$22,001
Year Ended 12/31/2019	$34.67	29.86%(b)	1.02%(d)	0.99%(d),(e)	1.00%	32%	$12,733
Year Ended 12/31/2018	$29.84	(15.90%)(b)	1.00%(d)	0.99%(d),(e)	0.97%	32%	$12,740
Year Ended 12/31/2017	$46.95	32.21%	0.98%	0.98%(e)	0.81%	37%	$99,578
Year Ended 12/31/2016	$38.03	(2.32%)	1.05%	1.05%	1.22%	46%	$101,988
Year Ended 12/31/2015	$39.41	(1.41%)	1.06%	1.06%	1.10%	50%	$486,763
Class C
Six Months Ended 6/30/2020 (Unaudited)	$27.35	(9.46%)(b)	2.04%(c)	1.99%(c)	(0.35%)(c)	36%	$13,520
Year Ended 12/31/2019	$31.92	28.61%(b)	2.02%(d)	2.00%(d),(e)	0.01%	32%	$18,749
Year Ended 12/31/2018	$27.63	(16.76%)(b)	2.00%(d)	1.99%(d),(e)	(0.11%)	32%	$22,817
Year Ended 12/31/2017	$44.57	30.93%	1.98%	1.97%(e)	(0.15%)	37%	$63,787
Year Ended 12/31/2016	$36.18	(3.26%)	2.01%	1.99%	0.13%	46%	$64,548
Year Ended 12/31/2015	$37.65	(2.33%)	2.01%	1.99%	0.18%	50%	$88,606
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$29.62	(8.99%)(b)	1.04%(c)	0.99%(c)	0.67%(c)	36%	$1,582,521
Year Ended 12/31/2019	$34.25	29.89%(b)	1.02%(d)	0.99%(d),(e)	1.01%	32%	$1,947,995
Year Ended 12/31/2018	$29.51	(15.93%)(b)	1.00%(d)	0.99%(d),(e)	0.76%	32%	$1,824,055
Year Ended 12/31/2017	$46.57	32.24%	0.98%	0.98%(e)	0.85%	37%	$3,116,383
Year Ended 12/31/2016	$37.74	(2.28%)	0.98%	0.98%	1.13%	46%	$3,356,348
Year Ended 12/31/2015	$39.12	(1.33%)	0.97%	0.97%	1.21%	50%	$4,645,797
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$29.60	(8.97%)(b)	0.98%(c)	0.92%(c)	0.72%(c)	36%	$145,670
Year Ended 12/31/2019	$34.22	29.95%(b)	0.97%(d)	0.93%(d)	1.06%	32%	$183,763
Year Ended 12/31/2018	$29.49	(15.85%)(b)	0.93%(d)	0.93%(d)	0.81%	32%	$160,488
Year Ended 12/31/2017	$46.54	32.27%	0.93%	0.93%	0.87%	37%	$422,916
Year Ended 12/31/2016	$37.72	(2.23%)	0.93%	0.93%	1.15%	46%	$286,786
Year Ended 12/31/2015	$39.10	(1.29%)	0.92%	0.92%	1.26%	50%	$320,252
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$30.02	(8.93%)(b)	0.94%(c)	0.88%(c)	0.87%(c)	36%	$234,434
Year Ended 12/31/2019	$34.67	30.04%(b)	0.92%(d)	0.89%(d)	1.12%	32%	$239,441
Year Ended 12/31/2018	$29.83	(15.82%)(b)	0.88%(d)	0.88%(d)	1.10%	32%	$198,933
Year Ended 12/31/2017	$46.95	32.36%	0.88%	0.88%	0.89%	37%	$725,247
Year Ended 12/31/2016	$38.02	(2.19%)	0.88%	0.88%	1.20%	46%	$239,733
Year Ended 12/31/2015	$39.41	(1.23%)	0.88%	0.88%	1.26%	50%	$318,326
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	71

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2020 (Unaudited)	$34.22	0.02	(3.16)	(3.14)	(0.20)	(1.36)	(1.56)
Year Ended 12/31/2019	$29.44	0.06	8.27	8.33	(0.48)	(3.07)	(3.55)
Year Ended 12/31/2018	$46.51	0.12	(7.39)	(7.27)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$37.71	0.21	11.63	11.84	(0.55)	(2.49)	(3.04)
Year Ended 12/31/2016	$39.07	0.21	(1.30)	(1.09)	(0.01)	(0.26)	(0.27)
Year Ended 12/31/2015	$41.67	0.23	(1.02)	(0.79)	(0.24)	(1.57)	(1.81)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2020 (Unaudited)	$29.52	(9.20%)(b)	1.54%(c)	1.49%(c)	0.15%(c)	36%	$2,763
Year Ended 12/31/2019	$34.22	29.21%(b)	1.52%(d)	1.50%(d),(e)	0.19%	32%	$3,696
Year Ended 12/31/2018	$29.44	(16.32%)(b)	1.50%(d)	1.49%(d),(e)	0.26%	32%	$10,049
Year Ended 12/31/2017	$46.51	31.58%	1.49%	1.48%(e)	0.46%	37%	$13,218
Year Ended 12/31/2016	$37.71	(2.82%)	1.55%	1.55%	0.55%	46%	$4,637
Year Ended 12/31/2015	$39.07	(1.98%)	1.62%	1.62%	0.54%	50%	$4,945
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	73

Financial Highlights
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.69	(0.03)	(0.86)	(0.89)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$10.28	(0.05)	3.14	3.09	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$12.48	(0.07)	(0.04)	(0.11)	—	(2.09)	(2.09)
Year Ended 12/31/2017	$14.95	(0.09)	2.84	2.75	—	(5.22)	(5.22)
Year Ended 12/31/2016	$20.25	(0.11)	2.43	2.32	—	(7.62)	(7.62)
Year Ended 12/31/2015	$29.13	(0.18)	(0.18)(f)	(0.36)	—	(8.52)	(8.52)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$16.31	(0.03)	(1.19)	(1.22)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$13.77	(0.03)	4.25	4.22	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.08	(0.05)	(0.09)	(0.14)	—	(2.17)	(2.17)
Year Ended 12/31/2017	$17.93	(0.06)	3.43	3.37	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.85	(0.07)	2.77	2.70	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.70	(0.13)	(0.20)(f)	(0.33)	—	(8.52)	(8.52)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$4.12	(0.03)	(0.30)	(0.33)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$4.52	(0.06)	1.33	1.27	—	(1.67)	(1.67)
Year Ended 12/31/2018	$6.56	(0.09)	0.04(f)	(0.05)	—	(1.99)	(1.99)
Year Ended 12/31/2017	$10.05	(0.13)	1.86	1.73	—	(5.22)	(5.22)
Year Ended 12/31/2016	$16.00	(0.18)	1.85	1.67	—	(7.62)	(7.62)
Year Ended 12/31/2015	$24.98	(0.33)	(0.13)(f)	(0.46)	—	(8.52)	(8.52)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$15.17	(0.03)	(1.11)	(1.14)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$12.90	(0.03)	3.98	3.95	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$15.21	(0.04)	(0.09)	(0.13)	—	(2.18)	(2.18)
Year Ended 12/31/2017	$17.20	(0.05)	3.28	3.23	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.19	(0.07)	2.70	2.63	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.03	(0.12)	(0.20)(f)	(0.32)	—	(8.52)	(8.52)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$16.46	(0.03)	(1.21)	(1.24)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$13.87	(0.01)	4.28	4.27	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.21	(0.03)	(0.11)	(0.14)	—	(2.20)	(2.20)
Year Ended 12/31/2017	$18.02	(0.03)	3.44	3.41	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.90	(0.06)	2.80	2.74	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.71	(0.10)	(0.19)(f)	(0.29)	—	(8.52)	(8.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$10.47	(7.66%)(b)	1.46%(c)	1.41%(c)	(0.68%)(c)	70%	$47,747
Year Ended 12/31/2019	$11.69	30.88%(b)	1.45%(d)	1.41%(d),(e)	(0.43%)	91%	$56,578
Year Ended 12/31/2018	$10.28	(2.15%)(b)	1.44%(d)	1.42%(d),(e)	(0.49%)	86%	$49,179
Year Ended 12/31/2017	$12.48	19.14%(b)	1.44%	1.43%(e)	(0.55%)	84%	$47,960
Year Ended 12/31/2016	$14.95	12.70%	1.41%	1.41%	(0.58%)	98%	$80,721
Year Ended 12/31/2015	$20.25	(1.60%)	1.34%	1.34%	(0.63%)	35%	$95,048
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.76	(7.51%)(b)	1.21%(c)	1.16%(c)	(0.43%)(c)	70%	$17,041
Year Ended 12/31/2019	$16.31	31.27%(b)	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$19,202
Year Ended 12/31/2018	$13.77	(1.91%)(b)	1.18%(d)	1.17%(d),(e)	(0.27%)	86%	$14,579
Year Ended 12/31/2017	$16.08	19.42%(b)	1.21%	1.20%(e)	(0.31%)	84%	$16,355
Year Ended 12/31/2016	$17.93	12.93%	1.18%	1.18%	(0.35%)	98%	$6,172
Year Ended 12/31/2015	$22.85	(1.36%)	1.12%	1.12%	(0.40%)	35%	$8,224
Class C
Six Months Ended 6/30/2020 (Unaudited)	$3.46	(8.15%)(b)	2.21%(c)	2.16%(c)	(1.43%)(c)	70%	$2,676
Year Ended 12/31/2019	$4.12	29.93%(b)	2.20%(d)	2.16%(d),(e)	(1.19%)	91%	$3,195
Year Ended 12/31/2018	$4.52	(2.92%)(b)	2.19%(d)	2.17%(d),(e)	(1.30%)	86%	$4,608
Year Ended 12/31/2017	$6.56	18.30%(b)	2.19%	2.19%(e)	(1.31%)	84%	$9,802
Year Ended 12/31/2016	$10.05	11.92%	2.13%	2.13%	(1.31%)	98%	$12,088
Year Ended 12/31/2015	$16.00	(2.28%)	2.02%	2.02%	(1.32%)	35%	$17,255
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$13.70	(7.55%)(b)	1.21%(c)	1.16%(c)	(0.43%)(c)	70%	$137,077
Year Ended 12/31/2019	$15.17	31.28%(b)	1.20%(d)	1.16%(d),(e)	(0.18%)	91%	$158,696
Year Ended 12/31/2018	$12.90	(1.98%)(b)	1.18%(d)	1.17%(d),(e)	(0.26%)	86%	$149,048
Year Ended 12/31/2017	$15.21	19.44%(b)	1.16%	1.16%(e)	(0.27%)	84%	$189,408
Year Ended 12/31/2016	$17.20	13.00%	1.16%	1.16%	(0.34%)	98%	$492,739
Year Ended 12/31/2015	$22.19	(1.36%)	1.10%	1.10%	(0.40%)	35%	$768,658
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$14.89	(7.57%)(b)	1.15%(c)	1.08%(c)	(0.37%)(c)	70%	$2,715
Year Ended 12/31/2019	$16.46	31.41%(b)	1.13%(d)	1.08%(d)	(0.09%)	91%	$3,806
Year Ended 12/31/2018	$13.87	(1.89%)(b)	1.11%(d)	1.09%(d)	(0.19%)	86%	$3,332
Year Ended 12/31/2017	$16.21	19.56%(b)	1.08%	1.08%	(0.17%)	84%	$10,133
Year Ended 12/31/2016	$18.02	13.09%	1.07%	1.07%	(0.27%)	98%	$13,764
Year Ended 12/31/2015	$22.90	(1.23%)	1.01%	1.01%	(0.30%)	35%	$27,112
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	75

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$16.65	(0.02)	(1.22)	(1.24)	—	(0.33)	(0.33)
Year Ended 12/31/2019	$14.01	(0.01)	4.33	4.32	(0.01)	(1.67)	(1.68)
Year Ended 12/31/2018	$16.36	(0.02)	(0.11)	(0.13)	—	(2.22)	(2.22)
Year Ended 12/31/2017	$18.14	(0.03)	3.47	3.44	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.99	(0.04)	2.81	2.77	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.80	(0.08)	(0.21)(f)	(0.29)	—	(8.52)	(8.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.08	(7.48%)(b)	1.09%(c)	1.04%(c)	(0.31%)(c)	70%	$60,150
Year Ended 12/31/2019	$16.65	31.45%(b)	1.08%(d)	1.03%(d)	(0.05%)	91%	$67,921
Year Ended 12/31/2018	$14.01	(1.86%)(b)	1.06%(d)	1.04%(d)	(0.11%)	86%	$55,248
Year Ended 12/31/2017	$16.36	19.60%(b)	1.05%	1.05%	(0.17%)	84%	$49,019
Year Ended 12/31/2016	$18.14	13.18%	1.01%	1.01%	(0.18%)	98%	$38,136
Year Ended 12/31/2015	$22.99	(1.23%)	0.97%	0.97%	(0.25%)	35%	$41,658
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	77

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$28.58	0.03	(1.83)	(1.80)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$23.44	0.09	7.67	7.76	(0.28)	(2.34)	—	(2.62)
Year Ended 12/31/2018	$28.89	0.06	(3.66)	(3.60)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.36	0.02	7.52	7.54	(0.01)	—	—	(0.01)
Year Ended 12/31/2016	$21.33	0.10	0.09(f)	0.19	(0.14)	—	(0.02)	(0.16)
Year Ended 12/31/2015	$22.04	0.17	(0.45)	(0.28)	(0.42)	—	(0.01)	(0.43)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$29.26	0.06	(1.87)	(1.81)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.00	0.18	7.84	8.02	(0.42)	(2.34)	—	(2.76)
Year Ended 12/31/2018	$29.46	0.09	(3.70)	(3.61)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.77	0.08	7.68	7.76	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.74	0.17	0.08(f)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.45	0.22	(0.44)	(0.22)	(0.48)	—	(0.01)	(0.49)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$26.00	(0.07)	(1.65)	(1.72)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$21.48	(0.10)	6.99	6.89	(0.03)	(2.34)	—	(2.37)
Year Ended 12/31/2018	$26.85	(0.12)	(3.40)	(3.52)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$19.99	(0.15)	7.01	6.86	—	—	—	—
Year Ended 12/31/2016	$19.96	(0.06)	0.09(f)	0.03	—	—	—	—
Year Ended 12/31/2015	$20.54	(0.01)	(0.41)	(0.42)	(0.15)	—	(0.01)	(0.16)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$29.00	0.06	(1.85)	(1.79)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$23.81	0.17	7.78	7.95	(0.42)	(2.34)	—	(2.76)
Year Ended 12/31/2018	$29.25	0.14	(3.73)	(3.59)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.61	0.09	7.62	7.71	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.58	0.16	0.09(f)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.30	0.24	(0.46)	(0.22)	(0.49)	—	(0.01)	(0.50)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$29.24	0.12	(1.91)	(1.79)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.01	0.18	7.86	8.04	(0.47)	(2.34)	—	(2.81)
Year Ended 12/31/2018	$29.44	0.11	(3.69)	(3.58)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.76	0.11	7.66	7.77	(0.09)	—	—	(0.09)
Year Ended 12/31/2016	$21.72	0.16	0.11(f)	0.27	(0.21)	—	(0.02)	(0.23)
Year Ended 12/31/2015	$22.43	0.22	(0.42)	(0.20)	(0.50)	—	(0.01)	(0.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	—	$26.69	(6.29%)(b)	1.47%(c)	1.29%(c)	0.23%(c)	37%	$39,534
Year Ended 12/31/2019	—	$28.58	33.37%(b)	1.54%(d)	1.35%(d),(e)	0.34%	46%	$37,461
Year Ended 12/31/2018	—	$23.44	(12.46%)(b)	1.54%	1.40%(e)	0.20%	48%	$26,073
Year Ended 12/31/2017	—	$28.89	35.30%(b)	1.54%	1.40%(e)	0.07%	49%	$26,336
Year Ended 12/31/2016	—	$21.36	0.90%(b)	1.55%(g)	1.48%(g)	0.49%	49%	$20,165
Year Ended 12/31/2015	0.00(h)	$21.33	(1.30%)(i)	1.55%	1.55%	0.74%	59%	$33,772
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	—	$27.36	(6.18%)(b)	1.22%(c)	1.04%(c)	0.47%(c)	37%	$1,887
Year Ended 12/31/2019	—	$29.26	33.73%(b)	1.29%(d)	1.10%(d),(e)	0.63%	46%	$2,030
Year Ended 12/31/2018	—	$24.00	(12.26%)(b)	1.29%	1.15%(e)	0.31%	48%	$1,201
Year Ended 12/31/2017	—	$29.46	35.67%(b)	1.29%	1.15%(e)	0.30%	49%	$1,820
Year Ended 12/31/2016	—	$21.77	1.15%(b)	1.29%(g)	1.21%(g)	0.77%	49%	$1,106
Year Ended 12/31/2015	0.00(h)	$21.74	(1.00%)(i)	1.27%	1.27%	0.97%	59%	$898
Class C
Six Months Ended 6/30/2020 (Unaudited)	—	$24.19	(6.61%)(b)	2.21%(c)	2.04%(c)	(0.63%)(c)	37%	$1,697
Year Ended 12/31/2019	—	$26.00	32.31%(b)	2.29%(d)	2.10%(d),(e)	(0.42%)	46%	$2,493
Year Ended 12/31/2018	—	$21.48	(13.11%)(b)	2.28%	2.15%(e)	(0.43%)	48%	$2,752
Year Ended 12/31/2017	—	$26.85	34.32%(b)	2.29%	2.15%(e)	(0.64%)	49%	$5,027
Year Ended 12/31/2016	—	$19.99	0.15%(b)	2.31%(g)	2.23%(g)	(0.29%)	49%	$4,346
Year Ended 12/31/2015	0.00(h)	$19.96	(2.05%)(i)	2.32%	2.32%	(0.06%)	59%	$5,390
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	—	$27.12	(6.17%)(b)	1.21%(c)	1.04%(c)	0.43%(c)	37%	$76,103
Year Ended 12/31/2019	—	$29.00	33.71%(b)	1.29%(d)	1.10%(d),(e)	0.59%	46%	$88,922
Year Ended 12/31/2018	—	$23.81	(12.28%)(b)	1.28%	1.15%(e)	0.47%	48%	$69,413
Year Ended 12/31/2017	—	$29.25	35.70%(b)	1.29%	1.15%(e)	0.36%	49%	$89,266
Year Ended 12/31/2016	—	$21.61	1.18%(b)	1.26%(g)	1.19%(g)	0.74%	49%	$73,631
Year Ended 12/31/2015	0.00(h)	$21.58	(1.03%)(i)	1.24%	1.24%	1.05%	59%	$96,311
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	—	$27.36	(6.12%)(b)	1.15%(c)	0.96%(c)	0.98%(c)	37%	$67,471
Year Ended 12/31/2019	—	$29.24	33.82%(b)	1.22%(d)	1.00%(d)	0.65%	46%	$3,392
Year Ended 12/31/2018	—	$24.01	(12.16%)(b)	1.21%	1.06%	0.36%	48%	$1,200
Year Ended 12/31/2017	—	$29.44	35.72%(b)	1.22%	1.08%	0.41%	49%	$614
Year Ended 12/31/2016	—	$21.76	1.25%(b)	1.23%(g)	1.19%(g)	0.76%	49%	$440
Year Ended 12/31/2015	0.00(h)	$21.72	(0.94%)(i)	1.21%	1.21%	0.96%	59%	$2,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	79

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$29.22	0.08	(1.87)	(1.79)	(0.09)	—	—	(0.09)
Year Ended 12/31/2019	$24.00	0.20	7.86	8.06	(0.50)	(2.34)	—	(2.84)
Year Ended 12/31/2018	$29.42	0.17	(3.74)	(3.57)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.74	(0.07)	7.86	7.79	(0.11)	—	—	(0.11)
Year Ended 12/31/2016	$21.71	0.16	0.12(f)	0.28	(0.23)	—	(0.02)	(0.25)
Year Ended 12/31/2015	$22.42	0.28	(0.47)	(0.19)	(0.51)	—	(0.01)	(0.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
12/31/2016	0.06%	0.06%	0.06%	0.06%	0.04%	0.09%

(h)	Rounds to zero.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	—	$27.34	(6.12%)(b)	1.09%(c)	0.91%(c)	0.60%(c)	37%	$17,005
Year Ended 12/31/2019	—	$29.22	33.90%(b)	1.16%(d)	0.96%(d)	0.72%	46%	$13,861
Year Ended 12/31/2018	—	$24.00	(12.14%)(b)	1.14%	1.02%	0.58%	48%	$8,627
Year Ended 12/31/2017	—	$29.42	35.81%(b)	1.17%	1.03%	(0.24%)	49%	$7,732
Year Ended 12/31/2016	—	$21.74	1.29%(b)	1.12%(g)	1.04%(g)	0.74%	49%	$322
Year Ended 12/31/2015	0.00(h)	$21.71	(0.89%)(i)	1.14%	1.14%	1.21%	59%	$660
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	81

Financial Highlights
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.97	(0.03)	0.01	(0.02)	(0.02)	(0.31)	(0.33)
Year Ended 12/31/2019	$10.34	(0.05)	2.96	2.91	—	(1.28)	(1.28)
Year Ended 12/31/2018	$14.62	(0.00)(f)	(1.52)	(1.52)	—	(2.76)	(2.76)
Year Ended 12/31/2017	$13.13	(0.03)	3.31	3.28	—	(1.79)	(1.79)
Year Ended 12/31/2016	$13.94	(0.04)	1.56	1.52	—	(2.33)	(2.33)
Year Ended 12/31/2015	$21.03	(0.09)	0.14	0.05	—	(7.14)	(7.14)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.90	(0.02)	0.02	0.00(f)	(0.05)	(0.31)	(0.36)
Year Ended 12/31/2019	$12.59	(0.03)	3.62	3.59	—	(1.28)	(1.28)
Year Ended 12/31/2018	$17.19	0.04	(1.85)	(1.81)	—	(2.79)	(2.79)
Year Ended 12/31/2017	$15.13	0.01	3.84	3.85	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.69	(0.00)(f)	1.77	1.77	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.75	(0.04)	0.12	0.08	—	(7.14)	(7.14)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$6.31	(0.04)	(0.02)(g)	(0.06)	—	(0.31)	(0.31)
Year Ended 12/31/2019	$5.98	(0.08)	1.69	1.61	—	(1.28)	(1.28)
Year Ended 12/31/2018	$9.59	(0.08)	(0.88)	(0.96)	—	(2.65)	(2.65)
Year Ended 12/31/2017	$9.22	(0.09)	2.25	2.16	—	(1.79)	(1.79)
Year Ended 12/31/2016	$10.51	(0.10)	1.14	1.04	—	(2.33)	(2.33)
Year Ended 12/31/2015	$17.69	(0.19)	0.15	(0.04)	—	(7.14)	(7.14)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$14.18	(0.02)	0.01	(0.01)	(0.05)	(0.31)	(0.36)
Year Ended 12/31/2019	$12.03	(0.03)	3.46	3.43	—	(1.28)	(1.28)
Year Ended 12/31/2018	$16.54	0.04	(1.76)	(1.72)	—	(2.79)	(2.79)
Year Ended 12/31/2017	$14.63	0.01	3.69	3.70	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.24	(0.00)(f)	1.72	1.72	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.28	(0.03)	0.13	0.10	—	(7.14)	(7.14)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.02	(0.02)	0.02	0.00(f)	(0.06)	(0.31)	(0.37)
Year Ended 12/31/2019	$12.67	(0.02)	3.65	3.63	—	(1.28)	(1.28)
Year Ended 12/31/2018	$17.28	0.05	(1.86)	(1.81)	—	(2.80)	(2.80)
Year Ended 12/31/2017	$15.20	0.02	3.85	3.87	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.74	0.01	1.78	1.79	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.78	(0.08)	0.18	0.10	—	(7.14)	(7.14)
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$11.62	0.38%	1.41%(c)	1.20%(c)	(0.60%)(c)	55%	$86,665
Year Ended 12/31/2019	$11.97	28.53%	1.39%(d)	1.17%(d),(e)	(0.43%)	140%	$96,241
Year Ended 12/31/2018	$10.34	(12.71%)	1.38%	1.15%(e)	(0.02%)	60%	$90,911
Year Ended 12/31/2017	$14.62	26.42%	1.37%	1.16%(e)	(0.20%)	41%	$106,330
Year Ended 12/31/2016	$13.13	11.54%	1.37%	1.17%	(0.27%)	75%	$119,364
Year Ended 12/31/2015	$13.94	(0.73%)	1.35%(d)	1.22%(d)	(0.42%)	55%	$146,864
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.54	0.50%	1.15%(c)	0.94%(c)	(0.36%)(c)	55%	$1,328
Year Ended 12/31/2019	$14.90	28.84%	1.14%(d)	0.92%(d),(e)	(0.18%)	140%	$2,007
Year Ended 12/31/2018	$12.59	(12.50%)	1.13%	0.90%(e)	0.22%	60%	$4,304
Year Ended 12/31/2017	$17.19	26.71%	1.14%	0.91%(e)	0.05%	41%	$5,590
Year Ended 12/31/2016	$15.13	11.86%	1.13%	0.93%	(0.02%)	75%	$853
Year Ended 12/31/2015	$15.69	(0.53%)	1.12%(d)	0.99%(d)	(0.18%)	55%	$932
Class C
Six Months Ended 6/30/2020 (Unaudited)	$5.94	(0.01%)	2.15%(c)	1.94%(c)	(1.35%)(c)	55%	$2,017
Year Ended 12/31/2019	$6.31	27.57%	2.14%(d)	1.92%(d),(e)	(1.16%)	140%	$2,860
Year Ended 12/31/2018	$5.98	(13.32%)	2.13%	1.90%(e)	(0.83%)	60%	$3,855
Year Ended 12/31/2017	$9.59	25.40%	2.12%	1.91%(e)	(0.95%)	41%	$22,559
Year Ended 12/31/2016	$9.22	10.67%	2.11%	1.91%	(1.01%)	75%	$27,524
Year Ended 12/31/2015	$10.51	(1.41%)	2.08%(d)	1.95%(d)	(1.15%)	55%	$34,589
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$13.81	0.46%	1.16%(c)	0.95%(c)	(0.35%)(c)	55%	$118,508
Year Ended 12/31/2019	$14.18	28.85%	1.14%(d)	0.92%(d),(e)	(0.18%)	140%	$129,407
Year Ended 12/31/2018	$12.03	(12.45%)	1.13%	0.90%(e)	0.22%	60%	$119,465
Year Ended 12/31/2017	$16.54	26.59%	1.13%	0.91%(e)	0.04%	41%	$157,664
Year Ended 12/31/2016	$14.63	11.88%	1.10%	0.90%	(0.02%)	75%	$144,313
Year Ended 12/31/2015	$15.24	(0.44%)	1.07%(d)	0.95%(d)	(0.15%)	55%	$183,642
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$14.65	0.51%	1.09%(c)	0.87%(c)	(0.26%)(c)	55%	$3,226
Year Ended 12/31/2019	$15.02	28.98%	1.07%(d)	0.85%(d)	(0.12%)	140%	$2,872
Year Ended 12/31/2018	$12.67	(12.46%)	1.05%	0.84%	0.31%	60%	$2,027
Year Ended 12/31/2017	$17.28	26.72%	1.06%	0.85%	0.11%	41%	$1,735
Year Ended 12/31/2016	$15.20	11.96%	1.05%	0.85%	0.07%	75%	$1,036
Year Ended 12/31/2015	$15.74	(0.44%)	1.02%(d)	0.95%(d)	(0.33%)	55%	$911
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	83

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$15.21	(0.02)	0.03	0.01	(0.07)	(0.31)	(0.38)
Year Ended 12/31/2019	$12.82	(0.01)	3.68	3.67	—	(1.28)	(1.28)
Year Ended 12/31/2018	$17.43	0.06	(1.86)	(1.80)	—	(2.81)	(2.81)
Year Ended 12/31/2017	$15.31	0.02	3.89	3.91	—	(1.79)	(1.79)
Year Ended 12/31/2016	$15.83	0.02	1.79	1.81	—	(2.33)	(2.33)
Year Ended 12/31/2015	$22.86	0.00(f)	0.11	0.11	—	(7.14)	(7.14)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$14.84	0.55%	1.01%(c)	0.80%(c)	(0.37%)(c)	55%	$5,889
Year Ended 12/31/2019	$15.21	28.94%	1.01%(d)	0.80%(d)	(0.07%)	140%	$20,461
Year Ended 12/31/2018	$12.82	(12.31%)	0.99%	0.79%	0.33%	60%	$14,834
Year Ended 12/31/2017	$17.43	26.79%	1.00%	0.80%	0.15%	41%	$15,001
Year Ended 12/31/2016	$15.31	12.02%	1.00%	0.80%	0.10%	75%	$4,389
Year Ended 12/31/2015	$15.83	(0.39%)	0.98%(d)	0.85%(d)	0.02%	55%	$5,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	85

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$15.12	0.11	2.16	2.27	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.85	0.27	1.79	2.06	(0.26)	(0.53)	(0.79)
Year Ended 12/31/2018	$14.63	0.24	(0.26)	(0.02)	(0.28)	(0.48)	(0.76)
Year Ended 12/31/2017	$14.60	0.25	0.50	0.75	(0.50)	(0.22)	(0.72)
Year Ended 12/31/2016	$14.31	0.20	0.44	0.64	(0.08)	(0.27)	(0.35)
Year Ended 12/31/2015	$14.86	0.27	(0.26)	0.01	(0.28)	(0.28)	(0.56)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$14.97	0.13	2.14	2.27	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.72	0.31	1.77	2.08	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.50	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.47	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.19	0.24	0.42	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.74	0.30	(0.25)	0.05	(0.32)	(0.28)	(0.60)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$15.23	0.05	2.17	2.22	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.96	0.16	1.79	1.95	(0.15)	(0.53)	(0.68)
Year Ended 12/31/2018	$14.74	0.13	(0.26)	(0.13)	(0.17)	(0.48)	(0.65)
Year Ended 12/31/2017	$14.62	0.14	0.51	0.65	(0.31)	(0.22)	(0.53)
Year Ended 12/31/2016	$14.41	0.09	0.44	0.53	(0.05)	(0.27)	(0.32)
Year Ended 12/31/2015	$14.96	0.16	(0.26)	(0.10)	(0.17)	(0.28)	(0.45)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$14.88	0.13	2.13	2.26	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.65	0.30	1.76	2.06	(0.30)	(0.53)	(0.83)
Year Ended 12/31/2018	$14.43	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.40	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.12	0.23	0.43	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.67	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$14.99	0.13	2.15	2.28	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.74	0.32	1.77	2.09	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.52	0.29	(0.27)	0.02	(0.32)	(0.48)	(0.80)
Year Ended 12/31/2017	$14.49	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.20	0.24	0.43	0.67	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.75	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$17.19	15.02%	0.55%(c),(d)	0.50%(c),(d)	1.36%(c)	129%	$336,890
Year Ended 12/31/2019	$15.12	14.94%	0.58%(d)	0.50%(d),(e)	1.81%	158%	$225,113
Year Ended 12/31/2018	$13.85	(0.13%)	0.56%	0.50%(e)	1.66%	122%	$193,683
Year Ended 12/31/2017	$14.63	5.19%	0.54%	0.50%(e)	1.70%	33%	$257,752
Year Ended 12/31/2016	$14.60	4.47%	0.54%	0.50%	1.39%	95%	$398,781
Year Ended 12/31/2015	$14.31	0.07%	0.52%	0.50%	1.82%	69%	$387,967
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$17.04	15.17%	0.31%(c),(d)	0.25%(c),(d)	1.68%(c)	129%	$41,643
Year Ended 12/31/2019	$14.97	15.21%	0.33%(d)	0.25%(d),(e)	2.08%	158%	$16,208
Year Ended 12/31/2018	$13.72	0.12%	0.31%	0.25%(e)	1.91%	122%	$11,816
Year Ended 12/31/2017	$14.50	5.49%	0.29%	0.25%(e)	1.98%	33%	$16,227
Year Ended 12/31/2016	$14.47	4.69%	0.30%	0.25%	1.64%	95%	$15,664
Year Ended 12/31/2015	$14.19	0.33%	0.28%	0.25%	2.06%	69%	$17,453
Class C
Six Months Ended 6/30/2020 (Unaudited)	$17.25	14.59%	1.30%(c),(d)	1.25%(c),(d)	0.59%(c)	129%	$188,898
Year Ended 12/31/2019	$15.23	14.02%	1.33%(d)	1.25%(d),(e)	1.05%	158%	$156,027
Year Ended 12/31/2018	$13.96	(0.88%)	1.31%	1.25%(e)	0.90%	122%	$166,292
Year Ended 12/31/2017	$14.74	4.48%	1.29%	1.25%(e)	0.96%	33%	$250,784
Year Ended 12/31/2016	$14.62	3.69%	1.28%	1.25%	0.63%	95%	$338,930
Year Ended 12/31/2015	$14.41	(0.68%)	1.27%	1.25%	1.08%	69%	$364,684
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$16.94	15.20%	0.30%(c),(d)	0.25%(c),(d)	1.62%(c)	129%	$461,526
Year Ended 12/31/2019	$14.88	15.14%	0.33%(d)	0.25%(d),(e)	2.06%	158%	$285,444
Year Ended 12/31/2018	$13.65	0.12%	0.31%	0.25%(e)	1.91%	122%	$253,123
Year Ended 12/31/2017	$14.43	5.52%	0.29%	0.25%(e)	1.97%	33%	$320,483
Year Ended 12/31/2016	$14.40	4.72%	0.28%	0.25%	1.64%	95%	$341,629
Year Ended 12/31/2015	$14.12	0.33%	0.26%	0.25%	2.08%	69%	$325,159
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$17.07	15.22%	0.26%(c),(d)	0.21%(c),(d)	1.65%(c)	129%	$89,333
Year Ended 12/31/2019	$14.99	15.25%	0.28%(d)	0.21%(d)	2.16%	158%	$40,759
Year Ended 12/31/2018	$13.74	0.16%	0.26%	0.21%	1.97%	122%	$16,478
Year Ended 12/31/2017	$14.52	5.51%	0.26%	0.23%	1.97%	33%	$13,464
Year Ended 12/31/2016	$14.49	4.77%	0.27%	0.24%	1.66%	95%	$12,024
Year Ended 12/31/2015	$14.20	0.33%	0.25%	0.24%	2.14%	69%	$6,114
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	87

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$14.96	0.14	2.14	2.28	(0.01)	(0.19)	(0.20)
Year Ended 12/31/2019	$13.72	0.32	1.76	2.08	(0.31)	(0.53)	(0.84)
Year Ended 12/31/2018	$14.50	0.30	(0.27)	0.03	(0.33)	(0.48)	(0.81)
Year Ended 12/31/2017	$14.46	0.30	0.51	0.81	(0.55)	(0.22)	(0.77)
Year Ended 12/31/2016	$14.18	0.25	0.42	0.67	(0.12)	(0.27)	(0.39)
Year Ended 12/31/2015	$14.74	0.31	(0.26)	0.05	(0.33)	(0.28)	(0.61)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$17.04	15.25%	0.23%(c),(d)	0.17%(c),(d)	1.79%(c)	129%	$2,136
Year Ended 12/31/2019	$14.96	15.24%	0.25%(d)	0.16%(d)	2.13%	158%	$837
Year Ended 12/31/2018	$13.72	0.21%	0.22%	0.16%	2.04%	122%	$461
Year Ended 12/31/2017	$14.50	5.64%	0.21%	0.18%	2.04%	33%	$521
Year Ended 12/31/2016	$14.46	4.76%	0.21%	0.19%	1.71%	95%	$399
Year Ended 12/31/2015	$14.18	0.32%	0.20%	0.19%	2.08%	69%	$352
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	89

Financial Highlights
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$12.95	0.00(b)	(1.85)	(1.85)	—	—	—
Year Ended 12/31/2019	$10.74	0.04	2.17	2.21	—	—	—
Year Ended 12/31/2018	$13.24	0.07	(2.40)	(2.33)	(0.16)	(0.01)	(0.17)
Year Ended 12/31/2017	$9.84	(0.02)	3.42	3.40	—	—	—
Year Ended 12/31/2016	$10.24	(0.01)	(0.32)	(0.33)	(0.03)	(0.04)	(0.07)
Year Ended 12/31/2015	$12.72	0.10	(2.42)	(2.32)	(0.15)	(0.01)	(0.16)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$13.12	0.03	(1.89)	(1.86)	—	—	—
Year Ended 12/31/2019	$10.85	0.07	2.20	2.27	—	—	—
Year Ended 12/31/2018	$13.38	0.10	(2.43)	(2.33)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2017	$9.92	0.02	3.44	3.46	—	—	—
Year Ended 12/31/2016	$10.32	0.01	(0.31)	(0.30)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.83	0.17	(2.49)	(2.32)	(0.18)	(0.01)	(0.19)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$12.73	(0.03)	(1.83)	(1.86)	—	—	—
Year Ended 12/31/2019	$10.63	(0.05)	2.15	2.10	—	—	—
Year Ended 12/31/2018	$13.09	(0.02)	(2.37)	(2.39)	(0.07)	(0.01)	(0.08)
Year Ended 12/31/2017	$9.80	(0.09)	3.38	3.29	—	—	—
Year Ended 12/31/2016	$10.20	(0.09)	(0.31)	(0.40)	—	—	—
Year Ended 12/31/2015	$12.65	0.01	(2.39)	(2.38)	(0.06)	(0.01)	(0.07)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$13.04	0.02	(1.87)	(1.85)	—	—	—
Year Ended 12/31/2019	$10.79	0.07	2.18	2.25	—	—	—
Year Ended 12/31/2018	$13.29	0.10	(2.41)	(2.31)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2017	$9.85	0.03	3.41	3.44	—	—	—
Year Ended 12/31/2016	$10.26	(0.00)(b)	(0.31)	(0.31)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.74	0.13	(2.42)	(2.29)	(0.18)	(0.01)	(0.19)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$13.14	0.00(b)	(1.85)	(1.85)	—	—	—
Year Ended 12/31/2019	$10.86	0.07	2.21	2.28	—	—	—
Year Ended 12/31/2018	$13.38	0.11	(2.43)	(2.32)	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2017	$9.91	0.04	3.43	3.47	—	—	—
Year Ended 12/31/2016	$10.32	(0.02)	(0.28)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.82	0.15	(2.45)	(2.30)	(0.19)	(0.01)	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	—	$11.10	(14.29%)(c)	2.21%(d),(e)	1.55%(d),(e)	0.04%(d)	42%	$11,824
Year Ended 12/31/2019	—	$12.95	20.58%(c)	2.14%	1.54%(f)	0.33%	31%	$22,674
Year Ended 12/31/2018	—	$10.74	(17.58%)(c),(g)	2.02%(e)	1.52%(e),(f)	0.54%	53%	$22,442
Year Ended 12/31/2017	—	$13.24	34.55%(c)	1.98%	1.70%(f)	(0.14%)	47%	$33,982
Year Ended 12/31/2016	—	$9.84	(3.20%)(c)	1.84%(e)	1.84%(e)	(0.11%)	43%	$49,141
Year Ended 12/31/2015	—	$10.24	(18.25%)	1.67%	1.67%	0.88%	58%	$88,574
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	—	$11.26	(14.18%)(c)	2.01%(d),(e)	1.30%(d),(e)	0.46%(d)	42%	$411
Year Ended 12/31/2019	—	$13.12	20.92%(c)	1.89%	1.29%(f)	0.55%	31%	$797
Year Ended 12/31/2018	—	$10.85	(17.39%)(c),(h)	1.77%(e)	1.27%(e),(f)	0.79%	53%	$828
Year Ended 12/31/2017	—	$13.38	34.88%(c)	1.73%	1.43%(f)	0.19%	47%	$1,337
Year Ended 12/31/2016	—	$9.92	(2.91%)	1.57%(e)	1.57%(e)	0.09%	43%	$1,306
Year Ended 12/31/2015	—	$10.32	(18.04%)	1.36%	1.36%	1.37%	58%	$3,459
Class C
Six Months Ended 6/30/2020 (Unaudited)	—	$10.87	(14.61%)(c)	2.98%(d),(e)	2.30%(d),(e)	(0.53%)(d)	42%	$5,619
Year Ended 12/31/2019	—	$12.73	19.76%(c)	2.90%	2.29%(f)	(0.45%)	31%	$7,811
Year Ended 12/31/2018	0.01	$10.63	(18.20%)(c),(i)	2.76%(e)	2.26%(e),(f)	(0.20%)	53%	$9,138
Year Ended 12/31/2017	—	$13.09	33.57%(c)	2.74%	2.43%(f)	(0.78%)	47%	$15,546
Year Ended 12/31/2016	—	$9.80	(3.92%)(c)	2.60%(e)	2.59%(e)	(0.87%)	43%	$15,534
Year Ended 12/31/2015	—	$10.20	(18.83%)	2.42%	2.42%	0.12%	58%	$22,953
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	—	$11.19	(14.19%)(c)	1.98%(d),(e)	1.30%(d),(e)	0.39%(d)	42%	$13,173
Year Ended 12/31/2019	—	$13.04	20.85%(c)	1.89%	1.29%(f)	0.56%	31%	$22,305
Year Ended 12/31/2018	0.01	$10.79	(17.28%)(c),(j)	1.76%(e)	1.26%(e),(f)	0.79%	53%	$25,476
Year Ended 12/31/2017	—	$13.29	34.92%(c)	1.74%	1.42%(f)	0.28%	47%	$53,415
Year Ended 12/31/2016	—	$9.85	(3.04%)(c)	1.59%(e)	1.58%(e)	(0.04%)	43%	$38,969
Year Ended 12/31/2015	—	$10.26	(17.98%)	1.42%	1.42%	1.12%	58%	$147,688
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	—	$11.29	(14.08%)(c)	1.85%(d),(e)	1.23%(d),(e)	0.01%(d)	42%	$246
Year Ended 12/31/2019	—	$13.14	20.99%(c)	1.81%	1.22%	0.61%	31%	$2,172
Year Ended 12/31/2018	0.01	$10.86	(17.24%)(c),(k)	1.69%(e)	1.19%(e)	0.88%	53%	$509
Year Ended 12/31/2017	—	$13.38	35.02%(c)	1.65%	1.33%	0.33%	47%	$1,030
Year Ended 12/31/2016	—	$9.91	(2.90%)	1.46%(e)	1.46%(e)	(0.23%)	43%	$806
Year Ended 12/31/2015	—	$10.32	(17.96%)	1.34%	1.34%	1.22%	58%	$12,643
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	91

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$13.03	0.03	(1.87)	(1.84)	—	—	—
Year Ended 12/31/2019	$10.76	0.08	2.19	2.27	—	—	—
Year Ended 12/31/2018	$13.27	0.12	(2.41)	(2.29)	(0.21)	(0.01)	(0.22)
Year Ended 12/31/2017	$9.82	0.02	3.43	3.45	—	—	—
Year Ended 12/31/2016	$10.23	0.03	(0.33)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.71	0.15	(2.43)	(2.28)	(0.19)	(0.01)	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Rounds to zero.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(i)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(k)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	—	$11.19	(14.12%)(c)	1.86%(d),(e)	1.19%(d),(e)	0.55%(d)	42%	$602
Year Ended 12/31/2019	—	$13.03	21.10%(c)	1.78%	1.17%	0.71%	31%	$879
Year Ended 12/31/2018	—	$10.76	(17.27%)(c),(g)	1.65%(e)	1.14%(e)	0.94%	53%	$693
Year Ended 12/31/2017	—	$13.27	35.13%(c)	1.59%	1.14%	0.16%	47%	$912
Year Ended 12/31/2016	—	$9.82	(2.92%)(c)	1.45%	1.45%	0.29%	43%	$2
Year Ended 12/31/2015	—	$10.23	(17.90%)	1.27%	1.27%	1.24%	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	93

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2020 (Unaudited)	$22.52	(0.02)	(1.44)	(1.46)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.56	0.06	7.09	7.15	(0.19)	(0.19)
Year Ended 12/31/2018	$19.27	0.11	(3.70)	(3.59)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.12	0.06	5.28	5.34	(0.19)	(0.19)
Year Ended 12/31/2016	$14.75	0.16	(0.67)	(0.51)	(0.12)	(0.12)
Year Ended 12/31/2015	$14.34	0.10	0.50	0.60	(0.19)	(0.19)
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$22.70	(0.00)(f)	(1.45)	(1.45)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.68	0.12	7.13	7.25	(0.23)	(0.23)
Year Ended 12/31/2018	$19.36	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.18	0.10	5.32	5.42	(0.24)	(0.24)
Year Ended 12/31/2016	$14.82	0.17	(0.65)	(0.48)	(0.16)	(0.16)
Year Ended 12/31/2015	$14.40	0.24	0.41	0.65	(0.23)	(0.23)
Class C
Six Months Ended 6/30/2020 (Unaudited)	$22.15	(0.09)	(1.43)	(1.52)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.33	(0.06)	6.93	6.87	(0.05)	(0.05)
Year Ended 12/31/2018	$19.12	(0.02)	(3.65)	(3.67)	(0.12)	(0.12)
Year Ended 12/31/2017	$13.99	(0.04)	5.21	5.17	(0.04)	(0.04)
Year Ended 12/31/2016	$14.63	0.03	(0.64)	(0.61)	(0.03)	(0.03)
Year Ended 12/31/2015	$14.16	(0.00)(f)	0.48	0.48	(0.01)	(0.01)
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$22.59	0.00(f)	(1.45)	(1.45)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.60	0.12	7.10	7.22	(0.23)	(0.23)
Year Ended 12/31/2018	$19.27	0.15	(3.70)	(3.55)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.11	0.14	5.26	5.40	(0.24)	(0.24)
Year Ended 12/31/2016	$14.75	0.19	(0.67)	(0.48)	(0.16)	(0.16)
Year Ended 12/31/2015	$14.34	0.15	0.49	0.64	(0.23)	(0.23)
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$22.84	0.01	(1.46)	(1.45)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.78	0.14	7.17	7.31	(0.25)	(0.25)
Year Ended 12/31/2018	$19.46	0.19	(3.75)	(3.56)	(0.12)	(0.12)
Year Ended 12/31/2017	$14.25	0.20	5.25	5.45	(0.24)	(0.24)
Year Ended 12/31/2016	$14.89	0.18	(0.66)	(0.48)	(0.16)	(0.16)
Year Ended 12/31/2015	$14.47	0.15	0.50	0.65	(0.23)	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2020 (Unaudited)	$20.93	(6.50%)	1.84%(c),(d)	1.45%(c),(d)	(0.22%)(c)	24%	$27,020
Year Ended 12/31/2019	$22.52	45.96%	1.88%	1.44%	0.33%	30%	$33,361
Year Ended 12/31/2018	$15.56	(18.78%)	1.81%(d)	1.45%(d)	0.57%	39%	$22,870
Year Ended 12/31/2017	$19.27	37.89%	1.94%	1.58%(e)	0.33%	34%	$32,487
Year Ended 12/31/2016	$14.12	(3.47%)	2.00%	1.75%	1.07%	40%	$26,269
Year Ended 12/31/2015	$14.75	4.17%	2.06%	1.75%	0.67%	37%	$40,368
Advisor Class
Six Months Ended 6/30/2020 (Unaudited)	$21.12	(6.41%)	1.58%(c),(d)	1.20%(c),(d)	(0.01%)(c)	24%	$1,176
Year Ended 12/31/2019	$22.70	46.30%	1.63%	1.19%	0.60%	30%	$1,906
Year Ended 12/31/2018	$15.68	(18.53%)	1.55%(d)	1.19%(d)	0.97%	39%	$1,496
Year Ended 12/31/2017	$19.36	38.29%	1.71%	1.28%(e)	0.55%	34%	$2,942
Year Ended 12/31/2016	$14.18	(3.27%)	1.79%	1.50%	1.15%	40%	$362
Year Ended 12/31/2015	$14.82	4.48%	1.81%	1.50%	1.59%	37%	$408
Class C
Six Months Ended 6/30/2020 (Unaudited)	$20.50	(6.88%)	2.59%(c),(d)	2.20%(c),(d)	(0.96%)(c)	24%	$4,924
Year Ended 12/31/2019	$22.15	44.79%	2.64%	2.19%	(0.30%)	30%	$6,186
Year Ended 12/31/2018	$15.33	(19.34%)	2.56%(d)	2.20%(d)	(0.12%)	39%	$8,770
Year Ended 12/31/2017	$19.12	36.95%	2.69%	2.31%(e)	(0.25%)	34%	$13,965
Year Ended 12/31/2016	$13.99	(4.21%)	2.75%	2.50%	0.18%	40%	$7,112
Year Ended 12/31/2015	$14.63	3.41%	2.82%	2.50%	(0.02%)	37%	$7,220
Institutional Class
Six Months Ended 6/30/2020 (Unaudited)	$21.01	(6.44%)	1.59%(c),(d)	1.20%(c),(d)	0.02%(c)	24%	$33,458
Year Ended 12/31/2019	$22.59	46.35%	1.63%	1.19%	0.64%	30%	$49,616
Year Ended 12/31/2018	$15.60	(18.57%)	1.56%(d)	1.20%(d)	0.80%	39%	$32,813
Year Ended 12/31/2017	$19.27	38.35%	1.69%	1.29%(e)	0.77%	34%	$48,965
Year Ended 12/31/2016	$14.11	(3.29%)	1.73%	1.50%	1.29%	40%	$11,345
Year Ended 12/31/2015	$14.75	4.43%	1.78%	1.50%	1.01%	37%	$11,766
Institutional 2 Class
Six Months Ended 6/30/2020 (Unaudited)	$21.26	(6.37%)	1.55%(c),(d)	1.14%(c),(d)	0.11%(c)	24%	$3,677
Year Ended 12/31/2019	$22.84	46.33%	1.60%	1.13%	0.73%	30%	$2,175
Year Ended 12/31/2018	$15.78	(18.44%)	1.50%(d)	1.13%(d)	0.96%	39%	$2,554
Year Ended 12/31/2017	$19.46	38.32%	1.64%	1.28%	1.14%	34%	$3,988
Year Ended 12/31/2016	$14.25	(3.23%)	1.68%	1.47%	1.26%	40%	$1,262
Year Ended 12/31/2015	$14.89	4.48%	1.75%	1.48%	0.98%	37%	$2,122
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	95

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$22.48	0.01	(1.44)	(1.43)	(0.13)	(0.13)
Year Ended 12/31/2019	$15.53	0.14	7.06	7.20	(0.25)	(0.25)
Year Ended 12/31/2018	$19.17	(0.04)	(3.48)	(3.52)	(0.12)	(0.12)
Year Ended 12/31/2017(g)	$15.02	0.03	4.40	4.43	(0.28)	(0.28)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Acorn Family of Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2020 (Unaudited)	$20.92	(6.38%)	1.49%(c),(d)	1.09%(c),(d)	0.07%(c)	24%	$3
Year Ended 12/31/2019	$22.48	46.42%	1.54%	1.09%	0.74%	30%	$19
Year Ended 12/31/2018	$15.53	(18.51%)	1.41%(d)	1.08%(d)	(0.21%)	39%	$3
Year Ended 12/31/2017(g)	$19.17	29.55%	1.58%(c)	1.09%(c)	0.17%(c)	34%	$210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2020	97

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds. As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.
Fund shares
The Trust and each Fund may issue an unlimited number of shares (without par value). Each Fund currently offers each of the share classes listed in the Statement of Assets and Liabilities.
Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay shareholders different distribution amounts to the extent the expenses of the share classes differ, and the amount of distributions in the event of a Fund’s liquidation will be proportional to the net asset value of each share class of the Fund. Each share class has its own fees (sales charges), expenses and other features. These, together with information about certain conflicts of interest associated with the fees and expenses paid by certain share classes, are discussed fully in each Fund’s prospectus and Statement of Additional Information (SAI).
As described in each Fund’s prospectus, Class A and Class C shares are available to all investors. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to retirement plans and to certain other institutional investors described in each Fund’s prospectus. Class R shares are available to retirement and health savings plans and other institutional investors.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. With respect to Columbia Thermostat FundSM, investments in underlying funds are valued at their net asset values as reported by the underlying funds. A security listed on a national securities exchange is valued at the exchange official closing price. A security traded on the over-the-counter market is valued at the mean of the latest bid and ask the prices at the time of valuation. A security for which there is no reported sale on the valuation date is valued by the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may use an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
Futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Derivative instruments
Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn SelectSM and Columbia Acorn Emerging Markets FundSM bought and sold futures contracts during the six months ended June 30, 2020 to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn SelectSM and Columbia Acorn Emerging Markets FundSM including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn® Fund
At June 30, 2020, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	278,742
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	972,039

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
Columbia Acorn International®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,000,812*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	16,049,936

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	867,976
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	95,577,293

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Columbia Acorn USA®
At June 30, 2020, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	141,608
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,434,670

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
Columbia Acorn SelectSM
At June 30, 2020, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	3,689,005
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,835,190

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
Columbia Acorn Emerging Markets FundSM
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	26,833*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(543,282)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	26,833
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,422,200

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2020 by each Fund is included in the Statements of Operations.
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2020:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn European FundSM
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	32,820,950	21,620,386	4,076,000	601,387
Total Liabilities	32,820,950	21,620,386	4,076,000	601,387
Total Financial and Derivative Net Assets	(32,820,950)	(21,620,386)	(4,076,000)	(601,387)
Financial Instruments	32,941,685	20,316,271	4,235,117	574,506
Net Amount (a)	120,735	(1,304,115)	159,117	(26,881)

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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2020:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$32,941,685	$—	$—	$—	$32,941,685
Gross amount of recognized liabilities for securities lending (collateral received)					32,820,950
Amounts due to counterparty in the event of default					$(120,735)
Columbia Acorn International®
Securities lending transactions
Equity securities	$20,316,271	$—	$—	$—	$20,316,271
Gross amount of recognized liabilities for securities lending (collateral received)					21,620,386
Amounts due to counterparty in the event of default					$1,304,115
Columbia Acorn USA®
Securities lending transactions
Equity securities	$4,235,117	$—	$—	$—	$4,235,117
Gross amount of recognized liabilities for securities lending (collateral received)					4,076,000
Amounts due to counterparty in the event of default					$(159,117)
Columbia Acorn European FundSM
Securities lending transactions
Equity securities	$574,506	$—	$—	$—	$574,506
Gross amount of recognized liabilities for securities lending (collateral received)					601,387
Amounts due to counterparty in the event of default					$26,881
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA®
Average daily net assets	Annual fee rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Acorn SelectSM
Average daily net assets	Annual fee rate
Up to $700 million	0.85%
$700 million to $2 billion	0.80%
$2 billion to $3 billion	0.75%
$3 billion and over	0.70%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Columbia Acorn Emerging Markets FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.25%
$100 million to $500 million	1.00%
$500 million and over	0.80%

Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
Through April 30, 2021, CWAM contractually agreed to waive 0.21% of the advisory fee otherwise payable to it by Columbia Acorn SelectSM. This arrangement was terminated July 10, 2020 when Columbia Acorn SelectSM was acquired by Columbia Acorn® Fund.
For the six months ended June 30, 2020, the annualized effective investment advisory fee rates (net of the advisory fee waiver for Columbia Acorn SelectSM) were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.68
Columbia Acorn International®	0.80
Columbia Acorn USA®	0.93
Columbia Acorn International SelectSM	0.89
Columbia Acorn SelectSM	0.64
Columbia Thermostat FundSM	0.10
Columbia Acorn Emerging Markets FundSM	1.25
Columbia Acorn European FundSM	1.19
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of Columbia Management to provide portfolio management services to certain accounts managed by the Investment Manager, including Columbia Thermostat FundSM. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Columbia Management may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to a Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the six months ended June 30, 2020, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of DST for its services and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board of Trustees from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Effective May 1, 2020 through April 30, 2022, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn® Fund to an annual rate of not more than 0.05% of the Fund’s average daily net assets attributable to Institutional 2 Class shares. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Effective May 1, 2020 through April 30, 2021, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International® for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Effective May 1, 2020 through April 30, 2021, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn USA® for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. Prior to May 1, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn USA® for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Through June 30, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International SelectSM for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.05% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Effective May 1, 2020 through July 10, 2020, when Columbia Acorn SelectSM was acquired by Columbia Acorn® Fund, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn SelectSM for Institutional 2 Class and Institutional 3 Class shares of the Fund to not more than 0.05% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Effective May 1, 2020 through April 30, 2021, the Transfer Agent has contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. Prior to May 1, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.05% and 0.00%, respectively, of the average daily net assets attributable to each share class.
108	Columbia Acorn Family of Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
For the six months ended June 30, 2020, the Funds’ annualized effective transfer agency fee rates, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.09	0.09	0.09	0.09	0.06	0.01	—
Columbia Acorn International®	0.11	0.12	0.11	0.11	0.05	0.00	0.11
Columbia Acorn USA®	0.12	0.12	0.12	0.12	0.04	0.00	—
Columbia Acorn International SelectSM	0.14	0.14	0.13	0.14	0.05	0.00	—
Columbia Acorn SelectSM	0.13	0.13	0.13	0.13	0.06	0.01	—
Columbia Thermostat FundSM	0.10	0.10	0.10	0.10	0.06	0.02	—
Columbia Acorn Emerging Markets FundSM	0.14	0.15	0.15	0.14	0.06	0.02	—
Columbia Acorn European FundSM	0.11	0.11	0.11	0.11	0.05	0.00	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. There were no small account fees for any of the funds.
Distribution and service fees
Columbia Management Investment Distributors, Inc. (CMID), a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2020, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00(a)	1.00(b)	110,662	1,193
Columbia Acorn International®	5.75	—	0.50 - 1.00(a)	1.00(b)	31,288	104
Columbia Acorn USA®	5.75	—	0.50 - 1.00(a)	1.00(b)	12,279	51
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00(a)	1.00(b)	31,009	48
Columbia Acorn SelectSM	5.75	—	0.50 - 1.00(a)	1.00(b)	5,740	72
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	623,659	4,872
Columbia Acorn Emerging Markets FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	2,984	131
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00(a)	1.00(b)	21,105	871

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Acorn Family of Funds | Semiannual Report 2020	109

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective May 1, 2020, through August 7, 2020, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding any transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn International SelectSM	1.28%	1.03%	2.03%	1.03%	0.96%	0.91%
Effective August 8, 2020 through April 30, 2022, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding any transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any) paid by Columbia Acorn International SelectSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.28%	1.03%	2.03%	1.03%	0.90%	0.85%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2022.
With respect to Columbia Acorn International SelectSM, the Transfer Agent contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2020, fees paid by the Fund to the Transfer Agent did not exceed (i) 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
Effective May 1, 2020 through April 30, 2021, CWAM has contractually agreed to waive fees and/or reimburse so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn European FundSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.10%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2021.
With respect to Columbia Acorn European FundSM, the Transfer Agent has contractually agreed, effective May 1, 2020, to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. Prior to May 1, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM to not more than 0.05% and 0.00%, respectively, for Institutional 2 Class shares and Institutional 3 Class shares.
Effective May 1, 2020 through April 30, 2021, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) paid by Columbia Acorn USA® do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn USA®	1.41%	1.16%	2.16%	1.16%	1.08%	1.04%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2021.
110	Columbia Acorn Family of Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
With respect to Columbia Acorn USA®, the Transfer Agent has contractually agreed, effective May 1, 2020, to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund. Prior to May 1, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn USA® for Institutional 2 Class and Institutional 3 Class shares of the Fund to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class.
Effective May 1, 2020 through July 10, 2020, when Columbia Acorn Emerging MarketsSM Fund was acquired by Columbia Acorn International®, CWAM contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding any transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any) paid by Columbia Acorn Emerging Markets FundSM did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional	Institutional Class 2	Institutional Class 3
Columbia Acorn Emerging Markets FundSM	1.55%	1.30%	2.30%	1.30%	1.24%	1.19%
Effective May 1, 2020 through April 30, 2021, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional	Institutional Class 2	Institutional Class 3
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.21%	0.17%
This agreement may not be modified or terminated, without approval from the Fund’s Board of Trustees and CWAM. There is no guarantee that the agreement will continue after April 30, 2021.
Effective May 1, 2020 through April 30, 2021, CWAM has contractually agreed to waive fees and/or reimburse expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn® Fund and Columbia Acorn InternationalSM do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3	Class R
Columbia Acorn®Fund	1.11%	0.86%	1.86%	0.86%	0.82%	0.78%	—
Columbia Acorn InternationalSM	1.24%	0.99%	1.99%	0.99%	0.92%	0.88%	1.49%
With respect to Columbia Acorn® Fund, the Transfer Agent has contractually agreed, effective May 1, 2020, to waive a portion of the fees payable by the Fund such that through April 30, 2022, fees paid by the Fund to the Transfer Agent do not exceed 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund.
With respect to Columbia Acorn International®, the Transfer Agent contractually agreed, effective May 1, 2020, to waive a portion of the fees payable by the Fund such that through April 30, 2021, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
Prior to May 1, 2020, CWAM contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings) paid by Columbia Acorn® Fund and Columbia Acorn InternationalSM did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3	Class R
Columbia Acorn® Fund	1.11%	0.86%	1.86%	0.86%	0.82%	0.78%	—
Columbia Acorn InternationalSM	1.24%	0.99%	1.99%	0.99%	0.92%	0.88%	1.49%
Columbia Acorn Family of Funds | Semiannual Report 2020	111

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Prior to May 1, 2020, CWAM contractually waived fees and/or reimbursed expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any), did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Colubmia Acorn Emerging MarketsSM	1.55%	1.30%	2.30%	1.30%	1.24%	1.19%
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.09%
Columbia Acorn International SelectSM	1.31%	1.06%	2.06%	1.06%	0.97%	0.92%
Prior to May 1, 2020, CWAM contractually had waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowing and expenses associated with the Fund’s investment in other investment companies, if any) paid by Columbia Acorn USA® did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor	Class C	Institutional Class	Institutional Class 2	Institutional Class 3
Columbia Acorn USA®	1.42%	1.17%	2.17%	1.17%	1.08%	1.04%
Prior to May 1, 2020, CWAM had contractually waived fees and/or reimbursed expenses so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in its underlying portfolio funds) paid by Columbia Thermostat FundSM did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.21%	0.17%
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) so that Columbia Acorn Emerging Markets FundSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes.
Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Expenses waived and/or reimbursed by CWAM and its affiliates for the six months ended June 30, 2020, were as follows:
Fund	Expenses waived and/or reimbursed ($)
Columbia Acorn® Fund	141,537
Columbia Acorn International®	581,756
Columbia Acorn USA®	67,767
Columbia Acorn International SelectSM	149,280
Columbia Acorn SelectSM	241,976
Columbia Thermostat FundSM	227,734
Columbia Acorn Emerging Markets FundSM	136,647
Columbia Acorn European FundSM	143,678
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
112	Columbia Acorn Family of Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	2,976,430,000	1,029,012,000	(106,300,000)	922,712,000
Columbia Acorn International®	1,797,452,000	1,028,000	452,053,000	453,081,000
Columbia Acorn USA®	231,588,000	50,165,000	(12,166,000)	37,999,000
Columbia Acorn International SelectSM	162,887,000	44,353,000	(4,113,000)	40,240,000
Columbia Acorn SelectSM	172,546,000	46,736,000	(2,306,000)	44,430,000
Columbia Thermostat FundSM	1,025,193,000	88,540,000	(668,000)	87,872,000
Columbia Acorn Emerging Markets FundSM	25,215,000	7,122,000	(934,000)	6,188,000
Columbia Acorn European FundSM	51,563,000	20,876,000	(1,775,000)	19,101,000
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn Emerging Markets FundSM	—	(45,869,771)	(28,757,480)	(74,627,251)
Columbia Acorn European FundSM	—	(6,998,201)	—	(6,998,201)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2019 as arising on January 1, 2020.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn International SelectSM	—	798,590
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2020, were:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,726,149,967	2,052,709,297
Columbia Acorn International®	789,087,701	1,006,863,760
Columbia Acorn USA®	179,144,749	191,195,455
Columbia Acorn International SelectSM	125,178,269	62,033,431
Columbia Acorn SelectSM	123,464,225	170,965,868
Columbia Thermostat FundSM	1,388,493,801	1,093,809,668
Columbia Acorn Emerging Markets FundSM	16,066,846	32,865,895
Columbia Acorn European FundSM	17,649,842	28,796,341
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Acorn Family of Funds | Semiannual Report 2020	113

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
During the six months ended June 30, 2020, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Thermostat FundSM	3,050,000	1.85	2
Columbia Acorn Emerging Markets FundSM	200,000	1.37	1
Columbia Acorn European FundSM	512,500	1.87	8
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM had no outstanding borrowings at June 30, 2020.
Note 7. Significant risks
Derivatives risk
Columbia Acorn SelectSM may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (Including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics) occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International® , Columbia Acorn International SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign companies. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
114	Columbia Acorn Family of Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Asia Pacific Region. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn Emerging Markets FundSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Funds.
Greater China. Columbia Acorn Emerging Markets FundSM is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Funds’ portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Japan. Columbia Acorn International® is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets.
Columbia Acorn Family of Funds | Semiannual Report 2020	115

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Health care sector risk
Columbia Acorn® Fund, Columbia Acorn USA® and Columbia Acorn SelectSM may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn International® and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—	—	—
Columbia Acorn International®	1	11.5	—
Columbia Acorn USA®	1	25.1	—
Columbia Acorn International SelectSM	1	38.4	17.0
Columbia Acorn SelectSM	1	18.6	—
Columbia Thermostat FundSM	2	26.0	20.7
Columbia Acorn Emerging Markets FundSM	—	—	41.4
Columbia Acorn European FundSM	3	39.9	29.0
Columbia Acorn Family of Funds | Semiannual Report 2020	117

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding Class C shares of Columbia Acorn® Fund and Columbia Acorn USA® (the Reverse Stock Split). This event does not affect the overall net assets of the class. The Reverse Stock Split is expected to occur during in the third quarter of 2020.
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Acorn Emerging Markets FundSM with and into Columbia Acorn International® and to reorganize Columbia Acorn SelectSM with and into Columbia Acorn® Fund. Pursuant to applicable law (including the 1940 Act) the reorganizations were implemented without shareholder approval. The reorganizations occurred on July 10, 2020, and were tax-free reorganizations for U.S. federal income tax purposes.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
118	Columbia Acorn Family of Funds | Semiannual Report 2020

Board Approval of the Advisory Agreement
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees of the Trust (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds. In connection with their most recent consideration of the Advisory Agreement for the Funds, the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and Ameriprise Financial, Inc. (“Ameriprise”), the parent of CWAM and Columbia Management, in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on six separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of the Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds. The Contract Committee and the Board also took into account other information, such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the overall level of resources devoted to the Funds; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework at CWAM; (vii) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (x) CWAM’s and its affiliates’ conflicts of interest; and (xi) CWAM’s management of the Funds in light of market and operating conditions arising from the COVID-19 pandemic.
At a meeting held on June 10, 2020, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
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Board Approval of the Advisory Agreement  (continued)
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees noted that these dedicated resources included the professionals responsible for Fund risk analysis and portfolio construction, the continuous development and maintenance of CWAM’s research base and the servicing and support of existing Fund shareholders.
The Independent Trustees also considered other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program; providing support services for, and regular updates on the operations of the Funds to, the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator and fund accountant; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustees also considered CWAM’s ability to smoothly transition to an almost complete remote working environment in connection with the COVID-19 pandemic without any adverse impact on the Funds or shareholders. The Independent Trustees also noted the quality of CWAM’s compliance record.
The Independent Trustees considered the reorganizations of Columbia Acorn Select into Columbia Acorn Fund and Columbia Acorn Emerging Markets Fund into Columbia Acorn International, which the Independent Trustees had approved and which were scheduled to close in July 2020 (each a “Reorganization” and together, the “Reorganizations”). Among other things, they took into account that CWAM’s and Columbia Management’s aim in proposing the Reorganizations was to improve long-term investment outcomes for the shareholders of Columbia Acorn Select and Columbia Acorn Emerging Markets Fund who would become shareholders of Columbia Acorn Fund and Columbia Acorn International, respectively, following the completion of the Reorganizations.
The Independent Trustees considered CWAM’s extensive and focused efforts to improve the performance of the domestic and international Funds and believed they were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM had sufficient personnel, with appropriate education and experience, to serve the Funds effectively. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to hire investment personnel, as necessary.
Performance of the Funds
The Independent Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). They evaluated the performance and risk characteristics of the Funds over various periods, including over the one-, three- and five-year periods ended December 31, 2019. They also considered more recent peer and benchmark performance data for certain Funds in order to evaluate CWAM’s progress in improving Fund performance.
The Independent Trustees observed that Columbia Acorn Fund’s performance was below its Broadridge peer group median for the one-, three- and five-year periods ended December 31, 2019. They took into account, however, that the average weighted market capitalization of the securities held by the funds included in Columbia Acorn Fund’s Broadridge peer group was substantially higher than the average weighted market capitalization of the securities held in the Fund’s portfolio and that
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Board Approval of the Advisory Agreement  (continued)
larger-cap funds generally had better performance than smaller-cap funds during the periods. The Independent Trustees also noted that Columbia Acorn Fund had underperformed its primary benchmark for the one- and three-year periods ended April 30, 2020 and outperformed its primary benchmark for the five-year period ended April 30, 2020.
With respect to Columbia Acorn USA, the Independent Trustees considered that the Fund’s performance exceeded that of its Broadridge peer group median and primary benchmark for the one-, three- and five-year periods ended December 31, 2019.
The Independent Trustees considered that Columbia Acorn Select had underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2019 and had underperformed its Broadridge peer group median for the same periods. In addition, they considered that the Fund’s performance exceeded its Broadridge peer group median and primary benchmark for the one- and five-year periods ended April 30, 2020. They also took into account the scheduled Reorganization of Columbia Acorn Select into Columbia Acorn Fund.
In considering the performance of Columbia Thermostat Fund, the Independent Trustees observed that Broadridge could not construct an appropriate peer group for the Fund because of the Fund’s unique investment strategy. Accordingly, the Independent Trustees reviewed the Fund’s performance against a universe of retail and institutional flexible portfolio funds selected by Broadridge. They took into account that the Fund had underperformed its Broadridge peer universe median for the one- and three-year periods ended December 31, 2019 and had outperformed its Broadridge peer universe median for the five-year period ended December 31, 2019. Columbia Thermostat Fund has both an equity and a debt primary benchmark, and the Independent Trustees reviewed the performance of the Fund relative to an equally-weighted custom composite of the Fund’s primary benchmarks for equity and debt securities established by CWAM (the “Blended Benchmark”). The Independent Trustees observed that the Fund’s performance lagged the Blended Benchmark for the one-, three- and five-year periods ended December 31, 2019. They also took into account that, more recently, the Fund had outperformed the Blended Benchmark for the one-, three- and five-year periods ended April 30, 2020 and that the Fund’s portfolio managers had determined that on May 1, 2020 the Fund would begin investing following the “normal” market form of stock/bond allocation table disclosed in its prospectus since May 1, 2018. The Independent Trustees believed that CWAM was devoting appropriate attention to improving the Fund’s performance.
With respect to the performance of Columbia Acorn International, the Independent Trustees considered that the Fund ranked equal to or above the median of its Broadridge peer group for the one- and three-year periods ended December 31, 2019 and below its Broadridge peer group median for the five-year period ended December 31, 2019. They also considered the Fund’s performance versus various benchmarks for the same periods and noted that the Fund had outperformed its primary benchmark for the one- and three-year periods ended December 31, 2019 and underperformed its primary benchmark for the five-year period ended December 31, 2019. In addition, they took into account that Columbia Acorn International’s performance lagged that of its primary benchmark and Broadridge peer group median for the one-, three- and five-year periods ended April 30, 2020.
The Independent Trustees considered that Columbia Acorn International Select’s performance exceeded the median of its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2019 and surpassed its primary benchmark for each of the same periods. They noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund was the top-performing fund in its Broadridge peer group.
With respect to Columbia Acorn European Fund, the Independent Trustees considered that the Fund was the highest-performing fund in its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2019. They also considered that the Fund’s performance exceeded its primary benchmark for the same periods.
With respect to Columbia Acorn Emerging Markets Fund, the Independent Trustees took into account that the Fund’s performance equaled its Broadridge peer group median for the three-year period ended December 31, 2019 and lagged its Broadridge peer group median for the one- and five-year periods ended December 31, 2019. They noted that the Fund had underperformed versus its primary benchmark for the five-year period ended December 31, 2019 and outperformed its primary benchmark for the one- and three-year periods ended December 31, 2019. For the more recent one-, three- and five-year periods ended April 30, 2020, the Independent Trustees considered that the Fund had underperformed its Broadridge peer group median and outperformed its primary benchmark for the one- and three-year periods ended April 30, 2020. The Independent Trustees also took into account the scheduled Reorganization of Columbia Acorn Emerging Markets Fund into Columbia Acorn International.
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Board Approval of the Advisory Agreement  (continued)
The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve the performance of underperforming Funds and that the Performance Committee was monitoring the underperforming Funds’ performance closely. In addition, the Independent Trustees considered that CWAM’s Director of Research (U.S.) and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve certain Funds’ performance.
Costs of services and profits realized by CWAM
The Independent Trustees examined detailed information on the fees and expenses of each Fund compared with information for similar funds provided by Broadridge. Generally, the Independent Trustees considered that none of the Funds would experience a total net operating expense increase in 2020-2021, except for one share class of Columbia European Fund, and that some of the Funds and/or their share classes would experience expense decreases.
Specifically, the Independent Trustees considered that the actual advisory fees paid by Columbia Acorn Fund, Columbia Acorn Select, Columbia Thermostat Fund, Columbia Acorn International, Columbia Acorn European Fund and Columbia Acorn Emerging Markets Fund were lower than their respective Broadridge peer group medians, while the actual advisory fees paid by Columbia Acorn USA were equal to the Fund’s Broadridge peer group median and those paid by Columbia Acorn International Select were higher than the Fund’s Broadridge peer group median.
In addition, the Independent Trustees considered that CWAM had contractually agreed through April 30, 2021 to limit fees and expenses so that no Fund’s total expense ratio would increase from the prior year, except that total expense of Institutional 3 Class shares of Columbia Acorn European Fund would increase by 0.01%. They took into account that through April 30, 2021 CWAM had agreed to: extend the existing total expense caps in place for Columbia Acorn Fund and Columbia Acorn International and to implement transfer agency fee caps for Institutional 2 Class shares of both Funds and for Institutional 3 Class shares of Columbia Acorn International through April 30, 2021; reduce by 0.01% the total expense cap for all share classes of Columbia Acorn USA, except Institutional 2 Class and Institutional 3 Class shares, the total expenses of which would remain flat; extend the existing 0.21% advisory fee waiver in place for Columbia Acorn Select and to implement transfer agency fee caps for Institutional 2 Class and Institutional 3 Class shares of the Fund; extend the existing total expense caps for all share classes of Columbia Acorn Emerging Markets Fund and Columbia Thermostat Fund; and, with respect to Columbia Acorn International Select, implement lower total expense caps such that the total expense ratio of the Fund’s Institutional 2 Class and Institutional 3 Class shares would decrease by 0.01% and the total expense ratio of each of the Fund’s other share classes would decrease by 0.03%.In considering the total expense levels of each Fund, the Independent Trustees also considered the total expenses of each Fund relative to its three- and five-year performance, as prepared by Broadridge.
The Independent Trustees reviewed the advisory fee rates charged by CWAM for managing another investment company as sub-adviser that had investment strategies similar to Columbia Acorn USA’s. They noted that Columbia Acorn USA’s advisory fees were higher than CWAM’s sub-advisory fees for the sub-advised fund and considered information provided by CWAM regarding its performance of significant additional services for Columbia Acorn USA that it did not provide to its sub-advisory client, including administrative services, oversight of the Fund’s other service providers, Independent Trustee support, regulatory compliance and numerous other services, and that in servicing the Fund, CWAM assumed many legal and business risks that it did not assume in serving as a sub-adviser. The Independent Trustees also took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn Select, Columbia Acorn International Select, Columbia Thermostat Fund, Columbia Acorn European Fund or Columbia Acorn Emerging Markets Fund. It was noted that the advisory fees charged by Columbia Acorn USA, Columbia Acorn Select and Columbia Acorn International were generally comparable to their Columbia Wanger Fund counterparts, which were managed similarly by CWAM, at the same asset levels.
The Independent Trustees reviewed an analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. Additionally, the Independent Trustees considered an analysis of CWAM’s anticipated profitability in serving as the investment manager to the Funds and
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Board Approval of the Advisory Agreement  (continued)
the Columbia Wanger Fund at various hypothetical levels of total assets. They also reviewed the methodology used by CWAM and Ameriprise to determine the level of compensation payable to portfolio managers and the competitive market for investment management talent and whether the methodology was aligned with shareholders’ interests. The Independent Trustees were provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that many of the Funds had lost assets over the past several years. The Independent Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for many of the Funds for 2020 and 2021. The Independent Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds
Other Benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
The Independent Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Independent Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Independent Trustees considered that CWAM’s affiliates benefited from management fees received in connection with Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 10, 2020 the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2021.
Columbia Acorn Family of Funds | Semiannual Report 2020	123

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board of Trustees has appointed the Investment Manager as the program administrator for the Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a Board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019. Among other things, the report indicated that:
•	each Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of their respective shareholders;
•	there were no material changes to the Program during the period;
•	each Fund’s strategy continued to be effective for an open-end mutual fund;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds prospectuses for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.
124	Columbia Acorn Family of Funds | Semiannual Report 2020

Expense Information
as of June 30, 2020
Columbia Acorn® Fund								Class A	Class AD	Class C	Class I1	Class I2	Class I3	Class R
Investment advisory fee	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.18%	0.18%	0.18%	0.18%	0.14%	0.10%
Net expense ratio	1.11%	0.86%	1.86%	0.86%	0.82%	0.78%
Columbia Acorn International®
Investment advisory fee	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses (a)	0.19%	0.19%	0.19%	0.19%	0.12%	0.08%	0.19%
Net expense ratio	1.24%	0.99%	1.99%	0.99%	0.92%	0.88%	1.49%
Columbia Acorn USA®
Investment advisory fee	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.23%	0.23%	0.23%	0.23%	0.15%	0.11%
Net expense ratio	1.41%	1.16%	2.16%	1.16%	1.08%	1.04%
Columbia Acorn International SelectSM
Investment advisory fee	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.15%	0.15%	0.15%	0.15%	0.07%	0.02%
Net expense ratio	1.29%	1.04%	2.04%	1.04%	0.96%	0.91%
Columbia Acorn SelectSM
Investment advisory fee	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.31%	0.30%	0.30%	0.31%	0.23%	0.16%
Net expense ratio	1.20%	0.94%	1.94%	0.95%	0.87%	0.80%
Columbia Thermostat FundSM
Investment advisory fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.15%	0.15%	0.15%	0.15%	0.11%	0.07%
Net expense ratio (b)	0.50%	0.25%	1.25%	0.25%	0.21%	0.17%
Columbia Acorn Emerging Markets FundSM
Investment advisory fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.05%	0.05%	0.05%	0.05%	-0.02%	-0.06%
Net expense ratio	1.55%	1.30%	2.30%	1.30%	1.23%	1.19%
Columbia Acorn European FundSM
Investment advisory fee	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.01%	0.01%	0.01%	0.01%	-0.05%	-0.10%
Net expense ratio	1.45%	1.20%	2.20%	1.20%	1.14%	1.09%
See the Funds’ prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.
Fees and expenses are for the six months ended June 30, 2020. Please see Note 3, “Fees and Other Transactions With Affiliates” in the Notes to Financial Statements of this report for information on fee waivers and/or expense reimbursements in place for the Funds.
(a)	Other expenses include certain fee waivers and/or reimbursements, if applicable, which can potentially exceed other expenses charged.
(b)	Does not include estimated fees and expenses of 0.40% incurred by the Fund from the underlying portfolio funds in which it invests.
Columbia Acorn Family of Funds | Semiannual Report 2020	125

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
227 West Monroe, Suite 3000
Chicago, IL 60606
800.345.6611
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
126	Columbia Acorn Family of Funds | Semiannual Report 2020

Additional information   (continued)
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
Margaret M. Eisen
John C. Heaton
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Officers
Matthew A. Litfin, Co-President
Louis J. Mendes III, Co-President*
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Thomas P. McGuire, Chief Compliance Officer
John L. Emerson, Vice President
Tae Han (Simon) Kim, Vice President
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Erika K. Maschmeyer, Vice President
Hans F. Stege, Vice President
Richard Watson, Vice President
Michael G. Clarke, Assistant Treasurer
Paul B. Goucher, Assistant Secretary
Ryan C. Larrenaga, Assistant Secretary
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Linda K. Roth-Wiszowaty, Secretary
* Mr. Mendes has announced that on August 28, 2020 he will retire from CWAM.
Columbia Acorn Family of Funds | Semiannual Report 2020	127

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_K01_(08/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers during the period covered by this report, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust
By (Signature and Title)	/s/ Louis Mendes	_______
Louis Mendes, Co-President and Principal Executive Officer
Date	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis Mendes
Louis Mendes, Co-President and Principal Executive Officer
Date	August 21, 2020
By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer
Date	August 21, 2020